UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue,

Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: July 31, 2014

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER CORE INCOME FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2014

CONTENTS

Letter to Shareholders	1-4

Financial Statements

Schedule of Investments
Capital Income Fund	5-7
Growth Fund	8-11
Income Fund	12-17
Core Income Fund	18-19
Value Fund	20-22
Master Allocation Fund	23

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26-27

Financial Highlights
Capital Income Fund	28-30
Growth Fund	31-33
Income Fund	34-36
Core Income Fund	37-39
Value Fund	40-42
Master Allocation Fund	43-45

Notes to Financial Statements	46-55

Expense Examples	56

Other Information	60

Dear Fellow Shareholder:

Looking forward, we are optimistic that the second half of 2014 has the potential to be attractive for our shareholders. Market forecasts generally predict smooth sailing with prospects for growth and low volatility. Returns continue to be attractive and our funds continue to perform well.

MARKET REVIEW

The global economic recovery appears to be on strong footing. As the recovery continues, however, the market and the economy are far from linear and don’t necessarily move in tandem. The market has shown sensitivity to changes—and even thoughts of changes—in monetary policy, GDP, political uncertainties and, especially, certain geo-political risks. Improvements in GDP were diverse, including positive contributions not only from personal consumption expenditures, but also from private inventory investments, exports, state/local government spending and residential fixed investment.

As we began the second half of the year, we anticipated that an improvement in the overall economy would provide our shareholders a better-than-expected economy and positive market returns. This was largely true, even though parts of the market did deviate from the broader markets. The harsh winter weather resulted in weak 1st quarter GDP levels. In addition, small and midcap equity returns, strong in the 4th quarter of 2013, underperformed large cap names and were down 3.74%.

Developed markets continued to perform well on a fundamental level, while stock returns have been held back by geopolitical issues, primarily in Ukraine. This, in turn, has created a stronger headwind in Europe as compared to all major international equity markets. For example, EAFE returns, buffered by holdings outside of Europe, are still up only 0.89%.

Equity returns have shown a bias toward larger capitalization companies and companies with above-average yields, as illustrated by the utilities sector, which was by far the best performer in the S&P 500 Index. Strong utilities performance is really not surprising, given that utilities are historically interest rate sensitive and the yield on 10-year treasury bonds continues to decline.

We have also seen lower quality stocks (as measured by S&P quality rankings) significantly outperform higher quality equities, a product of increased risk tolerance for low quality stock or the safety of utility stocks (trading at the top end of historical valuation ranges). While this has created another headwind that has held back our returns, we are steering away from this trend in favor of opportunities we see in other areas of the market.

As the economic recovery continued,

•	the S&P 500 Index returned +4.45% YTD while the Russell 2000 is -3.74% YTD;

•	MSCI EAFE Index gained only 0.89% YTD while the MSCI Emerging Markets Index rebounded 5.73% YTD as concerns over rates and growth dissipated;

•

Barclays Capital U.S. Aggregate Bond Index, up 2.0% YTD, received a small boost from waning concerns over the “taper” and pending rate increases, as well as attractive relative rates to European counterparts.

GLOBAL OUTLOOK

As we start a new reporting period, domestic and world economies continue to generally move in the right direction. Headwinds—even those from the housing and banking sectors, which have been surprisingly persistent—are fading and should soon be good enough for the Fed. As a result, growth is beginning to accelerate, albeit at a gradual pace. The monthly average change in nonfarm payrolls continues its uphill climb. Architecture billings, as well as medium and heavy truck sales are moving up. Consensus GDP is expecting growth of 3%, which corresponds to nonfarm payrolls at +200k per month for the coming 18 months.

We are optimistic on the global outlook and believe the next 6 – 18 months continue to show the potential to be another attractive period for the equity markets. Despite the presence of headwinds, we are particularly encouraged by favorable signs in the United States, Emerging Markets and Europe. As we have said in the past, we expect that volatility will persist due to uneven economic data, company earnings, and the healing household and banking sector balance sheets. Euro area credit growth, negative for 27 months, is showing the beginning signs of growth and, while still negative, has started to trend up over the last 8 months.

The U.S. seems poised to continue its leadership position with a continuation of our economic expansion. Economic growth is showing signs of moving off the low 2.0% GDP range and trending towards, and possibly over, the 3.0% range. Corporate balance sheets are still generally strong, with cash remaining at historically high levels. Companies are in an excellent position to respond to signs of stronger growth, a move that could potentially fund job growth. While there appear to be burgeoning signs of growing industrial production and manufacturing, we may not see actual results until capacity utilization trends back to normal highs. In addition, the significant deleveraging of household balance sheets should help drive demand for everything from housing to discretionary spending.

Outside the U.S. economy, we continue to be positive on the Euro Zone. The geopolitical issues surrounding Russia and Ukraine continue to provide a large headwind to the area but the economy continues to show resilience. If we get any resolution, this wall of worry could fall quickly. Meanwhile, European Central Bank continues to be accommodative and show affirmative steps toward stabilization and increased growth. We expect that, as the Euro Zone continues to recover from the sovereign debt crisis and its fiscal and structural challenges, it could turn from a drag on the world economy to a contributor to world GDP growth.

INVESTMENT OUTLOOK

We believe that equities continue to offer the best overall return. We anticipate that many companies will continue to raise dividends and grow earnings due to a combination of the improving economy, solid balance sheets, low historical payout ratios, positive economic data and an accommodative Federal Reserve.

U.S. equities appear to be in the middle innings of a secular bull market. Rising stock prices have pushed up the equity price-to-earnings valuation level from historically low valuation ranges and stocks now appear to be within a normal historical valuation range. One could argue that, in this low-rate environment, the current price-to-earnings multiple should be above historical averages. With growth grinding higher and companies having multiple levers to pull for EPS growth, we think equities will continue an upward bias along historical norms.

We continue to see opportunities within the Euro Zone, which appears to be on the cusp of a recovery despite a few lingering headwinds and geopolitical issues to tackle. While heavy sovereign debt loads continue to hinder economic growth, some countries appear to have begun to benefit from an easing of austerity policies. Although European economies are more likely to grow at a slower pace than the U.S., the lower valuation makes them somewhat more attractive. Even the Japanese labor market is tightening, which should lead to wage inflation. Emerging markets continue to show potential and we believe that the combination of improving economic data, potential government reforms, a growing middle class and very weak investor sentiment will create an attractive entry point for what could prove to be some of the fastest growing economies in the world.

There appears to be a lot going for the world economy:

•	Nonfarm payroll is moving higher.

•	Worldwide corporate balance sheets are stronger.

•	Worldwide household balance sheets are stronger since households have deleveraged.

•	Housing is starting to grind higher.

•	Foreclosures and distressed home sales are at or approaching prerecession levels.

•	Number of homes for sale is historically in the lower quartile.

•	An accommodative Fed has repeatedly stated that it will keep rates low for an extended period of time.

•	Jobs are grinding higher with early signs of wage inflation.

•	Energy exploration and production in the U.S. is a huge opportunity.

In light of historically low interest rates and the fact that the Fed is expected to finish the taper in Q4, we expect that interest rates will rise over time to levels more in line with historical averages. As we look at a potential rise in rates and an economy still grinding higher, we continue to favor high yield bonds (which are more asset sensitive) and expect that over time they will outperform investment grade bonds (which are more interest rate sensitive).

We believe each of our six API Funds is positioned to take advantage of the opportunities within the global marketplace. Of course, we don’t expect market moves to be linear. We will continue to exercise patience as we execute our disciplined investment process and, as long as long-term prospects remain attractive, will maintain an opportunistic stance as we seek to add to our positions.

As always, we appreciate the trust you have placed in API Funds and Portfolios. We value the opportunity to work with you to manage your assets and help you reach your financial goals. Please visit us at www.apifunds.com or contact us at 800-544-6060 with any questions or concerns about our funds.

Sincerely,

David D. Basten

Founder

Chief Executive Officer

API Funds and Portfolios

The views and opinions expressed in this material are those of the authors. While we believe we have a reasonable basis for our appraisals and we have confidence in our opinions, actual results may differ materially from those we anticipate. These opinions are current as of the date of this letter but are subject to change. There is no guarantee that any forecasts or opinions in this material will be realized. Information should not be construed as investment advice nor be considered a recommendation to buy, sell or hold any particular security.

The S&P 500 Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Russell 2000 Index is a widely recognized unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Barclays U.S. Aggregate Bond Index is the rebranded Lehman Aggregate Bond Index, a widely recognized measure of the US bond market. These indices provide total returns in U.S. dollars with net dividends reinvested. These index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. These index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in these indices, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investments in international markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards. Risks of foreign investing are generally intensified for investments in emerging markets. The Fund is subject to the risks associated with its investments in emerging market securities, which tend to be more volatile and less liquid than securities traded in developed countries.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-544-6060. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2014

(Unaudited)

	Principal/ Shares	Value
COMMON STOCKS — 88.1%
Consumer Discretionary — 3.7%
American Eagle Outfitters, Inc.	10,000	$106,600
McDonald’s Corp.	3,000	283,680
MDC Partners, Inc.	13,700	282,494
Omnicom Group, Inc.	2,500	174,975
Six Flags Entertainment Corporation	4,500	171,990
Speedway Motorsports, Inc.	19,000	331,360
Target Corporation	2,300	137,057

		1,488,156

Consumer Staples — 9.1%
Altria Group, Inc.	8,500	345,100
Archer-Daniels-Midland Company	2,500	116,000
Coca Cola Co.	8,000	314,320
ConAgra Foods, Inc.	6,500	195,845
Diageo Plc ADR	1,400	168,308
General Mills, Inc.	6,000	300,900
Imperial Tobacco Group plc	2,100	182,385
Kellogg Corporation	3,000	179,490
Kimberly-Clark Corporation	1,800	186,966
Kraft Foods Group, Inc.	2,900	155,397
Philip Morris International, Inc.	2,500	205,025
Procter & Gamble Co.	3,000	231,960
Reynolds American, Inc.	6,500	363,025
Staples, Inc.	7,200	83,448
Sysco Corporation	9,500	339,055
Tesco plc	10,000	129,850
Walgreen Company	1,800	123,786

		3,620,860

Energy — 13.9%
AGL Resources, Inc.	2,500	129,100
BP plc	4,300	210,571
Cameco Corporation	4,200	84,672
Cenovus Energy, Inc.	6,800	208,760
Chevron Corporation	2,550	329,562
China Petroleum & Chemical Corporation	2,860	279,250
DTE Energy Co.	1,500	110,730
Duke Energy Corporation	2,100	151,473
Ecopetrol SA ADR	6,000	202,440
Emerge Energy Services LP	1,500	159,990
Eni S.p.A. ADR	6,500	330,200
Ensco PLC	5,000	253,250
Enterprise Products Partners L.P.	3,000	223,800
GulfMark Offshore, Inc.	3,700	141,599
PetroChina Company Limited	1,700	219,419
Royal Dutch Shell PLC	3,600	294,588
Sasol Ltd. ADR	5,000	289,250
SeaDrill Ltd.	9,000	326,340
Statoil ASA ADR	9,000	255,960
Suncor Energy, Inc.	6,900	283,383
Total SA ADR	4,000	258,000
TransCanada Corp.	6,000	301,020
Vanguard Natural Resources, LLC	6,700	209,509
Williams Companies, Inc.	5,500	311,465

		5,564,331

Financials — 15.8%
Aflac, Inc.	1,600	95,584
Allianz SE	11,000	183,425
Aviva plc ADR	22,000	372,680
AXA SA	8,700	200,013
Banco Santander SA	15,708	156,609
Bank of Nova Scotia	4,500	305,550
BB&T Corporation	5,000	185,100
Blackrock, Inc.	750	228,548
Calamos Asset Management, Inc.	12,000	142,320
Erie Indemnity Co.	3,500	256,270
Flushing Financial Corporation	11,000	204,380
Horace Mann Educators Corporation	11,000	315,150
JPMorgan Chase & Co.	5,000	288,350
M & T Bank Corp.	2,500	303,750
Maiden Holdings, Ltd.	17,800	204,344
Manning & Napier, Inc.	14,000	240,100
Manulife Financial Corporation	8,000	163,280
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	190,926
Northwest Bancshares, Inc.	20,000	248,000
OceanFirst Financial Corp.	20,000	318,200
OFS Capital Corporation	10,800	132,624
Old National Bancorp	11,000	147,180
PartnerRe Ltd.	3,600	375,696
Silvercrest Asset Management Group, Inc.	8,200	132,184
State Auto Financial Corp.	13,000	274,430
Toronto Dominion Bank	7,000	365,750
T. Rowe Price Group, Inc.	1,700	132,022
Westpac Banking Corporation	5,300	169,017

		6,331,482

Health Care — 6.8%
Astrazeneca PLC ADR	3,200	232,928
Baxter International, Inc.	4,000	298,760
Becton, Dickinson and Company	950	110,428
Bristol-Myers Squibb Company	5,700	288,534
Computer Programs and Systems, Inc.	4,700	309,354

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Eli Lilly & Co.	6,000	$366,360
Landauer, Inc.	2,800	120,820
Merck & Co., Inc.	7,000	397,180
Meridian Bioscience, Inc.	7,000	137,970
Pfizer, Inc.	5,900	169,330
Sanofi ADR	5,500	287,485

		2,719,149

Industrials — 8.5%
Aircastle Ltd.	9,500	170,525
Caterpillar, Inc.	2,400	241,800
CLARCOR Inc.	2,700	160,137
Covanta Holding Corporation	11,600	236,872
Deere & Company	1,500	127,665
Emerson Electric Co.	1,500	95,475
Fly Leasing Ltd.	12,700	189,738
General Dynamics Corporation	2,800	326,956
General Electric Company	6,000	150,900
Healthcare Services Group, Inc.	7,700	201,278
HNI Corporation	4,000	141,360
Hopewell Holdings Limited	16,000	55,680
Illinois Tool Works, Inc.	1,300	107,081
Knoll, Inc.	8,600	144,566
Lockheed Martin Corporation	2,200	367,334
Navios Maritime Partners LP	7,600	149,340
Norfolk Southern Corp.	4,000	406,640
3M Co.	800	112,712

		3,386,059

Information Technology — 4.6%
Broadridge Financial Solutions, Inc.	7,000	282,590
IAC/InterActiveCorp	3,400	228,480
Intersil Corporation	18,200	233,506
Linear Technology Corporation	3,200	141,232
Maxim Integrated Products, Inc.	7,500	219,825
Microchip Technology, Inc.	4,300	193,586
Microsoft Corporation	4,700	202,852
Paychex, Inc.	8,000	328,080

		1,830,151

Materials — 5.6%
Air Products and Chemicals, Inc.	1,900	250,705
ArcelorMittal ADR	10,000	152,100
Dow Chemical Company	8,000	408,560
E. I. du Pont de Nemours and Company	3,600	231,516
Freeport-McMoRan, Inc.	6,000	223,320
LyondellBasell Industries NV	2,000	212,500
Nucor Corporation	4,100	205,902
Olin Corporation	8,700	231,159
Rayonier Advanced Materials	1,500	48,690
Sonoco Products Co.	6,600	258,324

		2,222,776

Real Estate Investment Trusts — 10.7%
Agree Realty Corp.	5,000	146,400
Associated Estates Realty Corporation	9,000	159,030
Capstead Mortgage Corp.	14,000	179,760
CBL & Associates Poperties, Inc.	9,000	168,300
Cherry Hill Mortgage Investment Corporation	6,500	128,245
City Office REIT, Inc.	7,000	87,570
Colony Financial, Inc.	9,000	199,350
Corrections Corporation of America	7,500	241,650
Digital Realty Trust, Inc.	3,700	238,243
GEO Group, Inc.	8,500	292,485
Government Properties Income Trust	8,400	196,140
Gramercy Property Trust, Inc.	16,000	94,560
Home Properties, Inc.	4,000	263,160
Independence Realty Trust	12,500	123,125
OMEGA Healthcare Investors, Inc.	3,300	120,582
PennyMac Mortgage Investment Trust	6,500	139,165
Physicians Realty Trust	27,000	380,160
Plum Creek Timber Company, Inc.	3,400	140,658
Preferred Apartment Communities, Inc.	9,000	80,910
Rayonier, Inc.	4,500	153,270
Redwood Trust, Inc.	7,000	132,860
Spirit Realty Capital, Inc.	33,143	383,465
Summit Hotel Properties, Inc.	23,000	236,210

		4,285,298

Telecommunication Services — 4.0%
A T & T, Inc.	7,600	270,484
BCE, Inc.	7,000	316,960
BT Group plc	4,000	262,080
NTT DOCOMO, Inc. ADR	12,000	210,360
Telefonica S.A.	11,000	178,640
Verizon Communications, Inc.	4,409	222,302
Vodafone Group PLC	3,600	119,592

		1,580,418

Utilities — 5.4%
American Electric Power Company, Inc.	2,800	145,572
American Water Works Co., Inc.	3,600	171,972
CMS Energy Corporation	6,500	188,045
Dominion Resources, Inc.	2,400	162,336
Empresa Nacional de Electricidad SA ADR	4,300	191,221
Exelon Corporation	5,900	183,372
Laclede Group, Inc.	6,500	305,370
National Grid PLC ADR	2,000	143,580

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
NextEra Energy, Inc.	1,600	$150,224
Pinnacle West Capital Corp.	2,700	144,423
SCANA Corp.	3,000	152,640
Suburban Propane Partners, L.P.	4,700	211,312

		2,150,067

Total Common Stocks		35,178,747

CORPORATE BONDS & NOTES — 1.2%
Structured Notes — 1.2%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$305,000	292,282
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	206,880

		499,162

INVESTMENT COMPANIES — 10.6%
Business Development Companies — 2.0%
Ares Capital Corp.	17,000	284,070
Full Circle Capital Corporation	26,000	199,160
Medallion Financial Corp.	13,000	144,820
Monroe Capital Corporation	13,000	172,770

		800,820

Exchange Traded Funds — 7.4%
Arrow Dow Jones Global Yield ETF	7,000	193,620
iShares Asia/Pacific Dividend ETF	4,300	250,733
iShares Emerging Markets Dividend ETF	3,000	146,670
iShares International Select Dividend ETF	7,000	270,060
iShares MSCI Australia ETF	12,000	319,080
iShares MSCI Pacific ex-Japan ETF	6,500	329,160
iShares MSCI Singapore ETF	23,000	323,380
PowerShares International Dividend Achievers Portfolio	12,400	235,724
SPDR Euro STOXX 50 ETF	5,400	220,104
Vanguard FTSE Europe ETF	3,800	217,892
WisdomTree Europe SmallCap Dividend Fund	3,500	198,870
WisdomTree International Dividend ex-Financials Fund	4,600	228,298

		2,933,591

Money Market Funds — 1.2%
Fidelity Institutional Money Market Portfolio	490,119	490,119

Total Investment Companies		4,224,530

Total Investments — 99.9% (cost $32,454,398)		39,902,439
Other Assets in Excess of Liabilities — 0.1%		48,596

Net Assets — 100.0%		$39,951,035

Cost for federal income tax purposes $32,454,398.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$7,963,630
Excess of tax cost over value	515,589

Net Appreciation	$7,448,041

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2014

(Unaudited)

	Shares	Value
COMMON STOCKS — 87.7%
Consumer Discretionary — 14.9%
Aaron’s, Inc.	8,000	$211,040
ANN INC.*	6,200	227,850
Autoliv, Inc.	3,500	348,285
AutoZone, Inc.*	600	310,218
CarMax, Inc.*	4,400	214,764
Clear Channel Outdoor Holdings, Inc.	29,200	220,460
Compass Group PLC	13,800	225,354
DIRECTV*	3,500	301,175
Entravision Communications Corporation	47,000	262,730
GameStop Corporation	5,800	243,426
Gentherm, Inc.*	6,000	251,100
Grand Canyon Education, Inc.*	5,600	240,800
Home Inns & Hotels Management, Inc.*	6,000	214,080
Honda Motor Co. Ltd.	5,400	188,352
HSN, Inc.	4,200	234,738
Iconix Brand Group, Inc.*	7,500	316,725
Liberty Global plc Class A*	3,300	137,280
Liberty Global plc Series C*	7,400	295,926
Liberty Interactive Corporation*	8,000	224,400
Liberty Media Corporation Class A*	1,600	75,280
Liberty Media Corporation Class C*	3,200	150,400
Liberty Ventures Series A*	4,400	304,304
LKQ Corporation*	9,100	238,011
Lowe’s Companies, Inc.	6,000	287,100
LVMH Moet Hennessey Louis Vuitton SA	6,200	211,792
Magna International, Inc.	2,200	236,280
New Oriental Education & Technology Group, Inc.	9,500	185,725
Nexstar Broadcasting Group, Inc.	5,100	237,609
Nike, Inc. Class B	4,000	308,520
Nitori Holdings Co., Ltd.*	5,000	282,950
O’Reilly Automotive, Inc.*	1,500	225,000
Outerwall, Inc.*	4,000	220,080
Panera Bread Co.*	1,600	235,680
Priceline Group, Inc.*	200	248,490
Publicis Groupe SA	10,500	190,155
Reed Elsevier NV	5,500	247,390
Signet Jewelers Ltd.	2,900	295,191
Starbucks Corporation	3,200	248,576
Starz — A*	10,200	290,802
Tenneco, Inc.*	3,800	242,060
Thor Industries, Inc.	5,000	264,850
Tractor Supply Company	4,000	248,680
TripAdvisor, Inc.*	2,900	275,036
Whitbread PLC	3,400	246,976
Yue Yuen Industrial (Holdings) Limited	14,500	241,135

		10,906,775

Consumer Staples — 3.4%
Costco Wholesale Corporation	2,300	270,342
Calavo Growers, Inc.	8,700	300,063
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	253,503
Hain Celestial Group, Inc.*	2,800	239,400
Hillshire Brands Company	3,750	235,388
Japan Tobacco, Inc.	6,800	241,468
L’Oreal SA	7,000	238,693
Mead Johnson Nutrition Company	3,000	274,320
Nestle SA ADR	2,900	215,035
Pernard Ricard SA	11,000	244,420

		2,512,632

Energy — 3.6%
Cameron International Corporation*	4,300	304,913
Core Laboratories N.V.	1,300	190,359
Cosan Ltd.	18,000	217,260
GasLog Ltd.	11,600	295,800
Goodrich Petroleum Corporation*	8,700	167,562
Imperial Oil Ltd.	5,700	292,638
Pioneer Energy Services Corp.*	21,400	314,794
Tenaris SA ADR	4,000	171,880
Tesco Corporation	11,500	224,480
Ultra Petroleum Corp.	8,000	183,360
Whiting Petroleum Corporation*	3,300	292,017

		2,655,063

Financials — 9.3%
Aberdeen Asset Management PLC	32,000	223,680
ACE Limited	2,500	250,250
Affiliated Managers Group, Inc.*	1,300	259,025
Allied World Assurance Comapny Holdings Ltd.	6,000	216,060
Aon plc	3,400	286,824
Artisan Partners Asset Management, Inc.	4,500	234,450
Aspen Insurance Holdings Ltd.	6,700	268,067
Assurant, Inc.	5,000	316,800
Axis Capital Holdings Ltd.	5,000	215,750
Bank of China Ltd.	555,000	266,400
Bank of Communications Co. Ltd.	375,000	288,750
Brookfield Asset Management, Inc.	6,000	267,900
Genworth Financial, Inc. Class A*	12,500	163,750
Greenlight Capital Re, Ltd.*	7,900	255,644
Grupo Financiero Galicia S.A.	18,500	298,220
Hanover Insurance Group, Inc.	4,000	231,240
HHF, Inc.	8,300	281,868
JMP Group, Inc.	37,000	249,380
Lazard Ltd.	6,500	339,950
Markel Corp.*	400	252,844

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Moody’s Corp.	2,500	$217,500
PHH Corporation*	9,000	210,150
Stifel Financial Corp.*	5,000	228,950
Swiss Re AG	2,600	220,935
Tokio Marine Holdings, Inc.	7,800	248,118
UMB Financial Corporation	4,600	260,498
Umpqua Holdings Corporation	15,500	262,260

		6,815,263

Health Care — 10.1%
Actavis plc*	1,200	257,112
Akorn, Inc.*	12,700	430,911
Allergan, Inc.	2,000	331,720
Bruker Corporation*	10,800	245,484
Celgene Corporation*	3,000	261,450
Centene Corporation*	4,100	295,569
Express Scripts Holding Company*	3,600	250,740
Grifols S.A. ADR	6,600	242,022
HMS Holdings Corporation*	11,900	219,079
ICON PLC*	5,200	269,360
MEDNAX, Inc.*	3,000	177,540
Mindray Medical International Ltd.	6,100	183,305
Mylan, Inc.*	4,800	236,976
Novo Nordisk A/S ADR	5,000	230,250
Novozymes A/S	5,700	281,780
Omnicare, Inc.	3,700	231,250
Omnicell, Inc.*	11,000	301,400
Perrigo Company plc	992	149,246
Questcor Pharmaceuticals, Inc.	2,500	224,925
Roche Holding, Ltd. ADR	6,000	217,950
Salix Pharmaceuticals, Ltd.*	2,700	356,157
Shire plc	1,800	443,700
Sinopharm Group Co.	86,500	255,175
Sirona Dental Systems, Inc.*	2,800	224,560
UCB SA	2,800	257,320
Universal American Corp.	29,000	230,260
Valeant Pharmaceuticals International, Inc.*	2,300	269,997
VCA, Inc.*	9,000	335,610

		7,410,848

Industrials — 22.2%
Aalberts Industries N.V.	12,000	375,240
AGCO Corporation	4,000	194,840
Aircastle Ltd.	14,000	251,300
Allegion PLC*	5,100	262,293
AMETEK, Inc.	4,300	209,367
A.P. Moeller-Maersk A/S	24,200	281,204
Argan, Inc.	8,100	274,590
Assa Abloy AB	9,100	222,677
B/E Aerospace, Inc.*	3,600	306,504
Beacon Roofing Supply, Inc.*	7,300	201,772
CAI International, Inc.*	10,800	206,172
Canadian National Railway Company	3,800	253,992
Canadian Pacific Railway Limited	1,500	284,925
Chicago Bridge & Iron Company N.V.	3,000	177,960
C.H. Robinson Worldwide, Inc.	4,000	269,840
CIRCOR International, Inc.	3,300	237,171
Colfax Corporation*	4,100	258,177
Columbus McKinnon Corporation*	12,200	283,650
Copart, Inc.*	7,000	233,660
Crane Co.	3,300	226,413
Danaher Corporation	3,100	229,028
Donaldson Company, Inc.	4,500	174,555
Dover Corporation	2,700	231,552
Eaton Corporation plc	3,200	217,344
Embraer SA ADR	8,400	319,536
EnerNOC, Inc.*	11,500	206,080
Fastenal Company	5,800	257,230
Flowserve Corp.	4,400	325,776
Fluor Corporation	2,900	211,323
GEA Group AG	4,700	211,406
Genesee & Wyoming, Inc.*	2,200	219,406
Herman Miller, Inc.	7,500	219,300
Hertz Global Holdings, Inc.*	10,200	287,844
Hexcel Corp.*	5,900	219,775
Honeywell International, Inc.	2,600	238,758
Hurco Companies, Inc.	8,500	272,935
Hutchison Whampoa Limited	9,800	265,286
IDEX Corporation	4,500	341,190
Ingersoll-Rand plc	3,400	199,886
Insperity, Inc.	7,500	239,325
j2 Global, Inc.	5,100	249,492
Landstar Systems, Inc.	4,300	284,359
Lindsay Corporation	3,100	250,945
Middleby Corporation*	3,300	240,438
Mobile Mini, Inc.*	8,100	305,856
Mueller Industries, Inc.	9,200	256,036
Navigant Consulting, Inc.*	14,500	236,640
Nordson Corporation	3,500	263,095
Park-Ohio Holdings Corp.*	5,500	326,480
Precision Castparts Corp.	1,150	263,120
Ryanair Holdings PLC*	4,200	222,558
Secom Co. Ltd.	16,000	243,360
Sensata Technologies Holdings N.V.*	6,500	300,560
Simpson Manufacturing Co., Inc.	7,100	215,911
Teledyne Technologies, Inc.*	3,000	273,600
Toro Company	4,500	266,985

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Towers Watson & Co.	2,300	$234,646
TriMas Corporation*	5,700	180,576
Universal Forest Products, Inc.	5,000	218,900
U.S. Ecology, Inc.	6,500	294,190
Viad Corp.	10,000	212,200
Wabash National Corporation*	17,300	235,453
Wabtec Corp.	3,600	290,448
Waste Connnections, Inc.	6,000	284,040
Woodward, Inc.	5,500	274,780

		16,323,950

Information Technology — 16.2%
Accenture plc	3,600	285,408
Alliance Data Systems Corporation*	1,300	340,977
Amadeus IT Holding SA	6,100	239,364
Amdocs Ltd.	7,000	317,380
Apple, Inc.	3,500	334,495
Automatic Data Processing, Inc.	3,500	284,585
CACI International, Inc. Class A*	3,100	213,869
Cadence Design Systems, Inc.*	14,300	240,669
Cardtronics, Inc.*	8,500	327,760
CDW Corporation of Delaware	8,000	247,120
Cielo SA	14,880	270,072
Cirrus Logic, Inc.*	11,000	246,730
eBay, Inc.*	3,500	184,800
Electronic Arts, Inc.*	8,300	278,880
Envestnet, Inc.*	5,000	218,050
Facebook, Inc.*	3,300	239,745
Factset Research Systems, Inc.	2,000	240,260
Fortinet, Inc.*	11,000	270,050
Google, Inc. Class A*	250	144,888
Google, Inc. Class C*	250	142,900
Harris Corp.	3,600	245,772
Intel Corporation	8,400	284,676
IPG Photonics Corporation*	4,200	282,870
Littlefuse, Inc.	3,700	321,604
Mentor Graphics Corp.	10,400	205,400
NetApp, Inc.	6,000	233,040
OmniVision Technologies, Inc.*	13,800	309,120
Oracle Corp.	7,700	311,003
Palo Alto Networks, Inc.*	5,000	404,300
Perficient, Inc.*	13,000	220,870
PTC, Inc.*	8,000	287,680
QUALCOMM, Inc.	3,500	257,950
SanDisk Corporation	3,200	293,472
SAP SE	3,400	266,866
Silicon Motion Technology Corporation	18,100	417,386
Skyworks Solutions, Inc.*	7,000	355,320
Solera Holdings, Inc.	3,600	230,400
Synchronoss Technologies, Inc.*	7,600	307,116
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	280,000
Tokyo Electron Limited	16,500	265,650
Wipro Limited	19,400	224,070
Zebra Technologies Corporation*	5,100	408,357
Zillow, Inc.*	3,000	430,590

		11,911,514

Materials — 7.0%
Agrium, Inc.	2,500	227,700
Axiall Corp.	5,400	231,282
BHP Billiton Ltd. ADR	2,800	199,052
CF Industries Holdings, Inc.	1,200	300,408
Compass Minerals International, Inc.	3,200	275,264
FMC Corp.	3,000	195,660
Givaudan SA	7,100	232,099
H.B. Fuller Company	5,200	232,180
Myers Industries, Inc.	10,700	197,736
NewMarket Corp.	800	309,600
POSCO ADR	3,600	290,988
PPG Industries, Inc.	1,800	357,048
Praxair, Inc.	2,000	256,280
Rockwell Collins, Inc.	3,400	249,118
Rockwood Holdings, Inc.	3,800	299,972
Sealed Air Corporation	7,700	247,324
Sensient Technologies Corporation	4,700	246,750
Steel Dynamics, Inc.	15,000	318,150
Stora Enso Oyj	28,000	252,000
UFP Technologies, Inc.*	10,000	252,500

		5,171,111

Real Estate Investment Trusts — 0.3%
GEO Group, Inc.	6,900	237,429

Telecommunication Services — 0.7%
Chunghwa Teleccom Co., Ltd.	8,500	257,210
KDDI Corporation	4,000	237,600

		494,810

Total Common Stocks		64,439,395

INVESTMENT COMPANIES — 10.3%
Exchange Traded Funds — 8.4%
BLDRS Europe 100 ADR Index Fund	9,300	234,360
Guggenheim China All-Cap ETF	7,600	213,552
iShares Core MSCI Emerging Markets ETF	5,500	287,210
iShares Latin American 40 ETF	6,500	255,060
iShares MSCI Chile Capped ETF	5,300	230,550
iShares MSCI EAFE Growth ETF	2,500	175,550
iShares MSCI EAFE Small Cap ETF	5,500	281,435

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
iShares MSCI Emerging Markets Growth ETF	5,000	$296,050
iShares MSCI Emerging Markets Minimum Volatility ETF	4,700	285,055
iShares MSCI Frontier 100 ETF	6,700	257,883
iShares MSCI Israel Capped ETF	5,100	264,078
iShares MSCI Japan Small Cap ETF	4,500	251,550
iShares MSCI Kokusai ETF	4,600	247,342
iShares MSCI Malaysia ETF	10,200	161,058
iShares MSCI South Africa ETF	3,600	248,940
iShares MSCI Taiwan ETF	15,000	235,800
iShares MSCI Thailand Capped ETF	3,000	233,760
iShares MSCI Turkey ETF	4,500	258,300
PowerShares DWA Emerging Markets Momentum Portfolio	13,200	245,784
Schwab Emerging Markets Equity ETF	11,300	298,772
SPDR S&P Emerging Markets SmallCap ETF	4,900	243,824
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,000	215,840
Vanguard FTSE Europe ETF	3,000	172,020
Vanguard MSCI Pacific ETF	5,000	314,050
Vanguard Total World Stock ETF	4,400	269,016

		6,176,839

Money Market Funds — 1.9%
Fidelity Institutional Money Market Portfolio	1,401,671	1,401,671

Total Investment Companies		7,578,510

Total Investments — 98.0% (cost $56,766,961)		72,017,905
Other Assets in Excess of Liabilities — 2.0%		1,456,312

Net Assets — 100.0%		$73,474,217

Cost for federal income tax purposes $56,766,961.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$16,508,990
Excess of tax cost over value	1,258,046

Net Appreciation	$15,250,944

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2014

(Unaudited)

	Principal/ Shares	Value
COMMON STOCKS — 25.2%
Consumer Discretionary — 0.5%
DineEquity, Inc.	13,800	$1,118,490
Garmin Ltd.	14,000	770,560
New Media Investment Group, Inc.	60,000	903,600
Wynn Resorts Limited	7,800	1,662,960

		4,455,610

Consumer Staples — 0.5%
Altria Group, Inc.	35,400	1,437,240
Lorillard, Inc.	22,600	1,366,848
Philip Morris International, Inc.	11,200	918,512
Reynolds American, Inc.	13,500	753,975

		4,476,575

Energy — 2.9%
BP plc	23,600	1,155,692
Eni S.p.A. ADR	22,000	1,117,600
HollyFrontier Corporation	22,000	1,034,220
Kinder Morgan, Inc.	97,000	3,490,060
Royal Dutch Shell PLC	11,000	900,130
SeaDrill Ltd.	108,000	3,916,080
Ship Finance International Ltd.	240,000	4,368,000
Total SA ADR	34,000	2,193,000
Transocean Ltd.	90,000	3,630,600
Vanguard Natural Resources, LLC	54,000	1,688,580

		23,493,962

Financials — 7.8%
America First Multifamily Investors, L.P.	500,000	2,995,000
Arlington Asset Investment Corp.	403,000	10,510,240
Arthur J. Gallagher & Co.	22,500	1,012,500
BB&T Corporation	15,000	555,300
BGC Partners, Inc. Class A	82,000	642,060
CME Group, Inc.	23,600	1,744,984
Compass Diversified Holdings	606,000	10,677,720
Ellington Financial LLC	405,600	9,612,720
Federated Investors, Inc.	10,000	282,200
Home Loan Servicing Solutions, Ltd.	550,000	11,770,000
HSBC Holdings plc	30,000	1,601,700
Invesco Holding Co. Ltd.	16,000	602,080
Lazard Ltd.	20,000	1,046,000
Lincoln National Corporation	10,000	523,900
Maiden Holdings, Ltd.	80,000	918,400
MetLife, Inc.	20,000	1,052,000
NorthStar Asset Management Group, Inc.	275,000	4,925,250
Old Republic International Corporation	58,500	841,815
Royal Bank of Canada	16,800	1,240,008
Validus Holdings Ltd.	30,000	1,095,900

		63,649,777

Health Care — 0.2%
Landauer, Inc.	10,317	445,179
Merck & Co., Inc.	21,200	1,202,888
Meridian Bioscience, Inc.	17,000	335,070

		1,983,137

Industrials — 1.2%
Fly Leasing Ltd.	215,000	3,212,100
General Electric Company	30,000	754,500
Lockheed Martin Corporation	4,700	784,759
Republic Services, Inc.	30,000	1,137,900
Student Transportation, Inc.	480,000	3,096,000
Waste Management, Inc.	24,200	1,086,338

		10,071,597

Information Technology — 0.8%
Cisco Systems, Inc.	20,300	512,169
Intel Corporation	20,000	677,800
Intersil Corporation	90,000	1,154,700
Maxim Integrated Products, Inc.	31,000	908,610
Microsoft Corporation	14,600	630,136
QUALCOMM, Inc.	6,000	442,200
Texas Instruments, Inc.	21,500	994,375
Western Union Company	61,000	1,065,670

		6,385,660

Materials — 0.5%
Agrium, Inc.	3,000	273,240
Dow Chemical Company	20,000	1,021,400
E. I. du Pont de Nemours and Company	14,000	900,340
LyondellBasell Industries NV	10,700	1,136,875
Terra Nitrogen Company, L.P.	2,300	336,973

		3,668,828

Real Estate Investment Trusts — 10.4%
A G Mortgage Investment Trust, Inc.	390,000	7,152,600
Altisource Residential Corp.	170,000	3,942,300
Apollo Commercial Real Estate Finance, Inc.	190,000	3,148,300
Arbor Realty Trust, Inc.	20,000	141,400
Blackstone Mortgage Trust, Inc. — Class A	125,000	3,558,750
Cherry Hill Mortgage Investment Corporation	97,610	1,925,845
Chimera Investment Corporation	3,000,000	9,510,000
Dynex Capital, Inc.	90,000	747,000
Five Oaks Investment Corp.	51,786	572,753
Independence Realty Trust	277,000	2,728,450
New Residential Investment Corp.	2,480,000	14,830,400
NorthStar Realty Finance Corp.	360,000	5,796,000

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
One Liberty Properties, Inc.	62,077	$1,286,235
Physicians Realty Trust	80,000	1,126,400
RAIT Financial Trust	110,000	847,000
Resource Capital Corp.	100,000	551,000
Spirit Realty Capital, Inc.	100,000	1,157,000
Starwood Property Trust, Inc.	485,000	11,446,000
Starwood Waypoint Residential Trust	10,000	262,900
Two Harbors Investment Corp.	785,000	8,030,550
ZAIS Financial Corp.	400,000	6,476,000

		85,236,883

Telecommunication Services — 0.4%
A T & T, Inc.	27,900	992,961
BCE, Inc.	11,200	507,136
Verizon Communications, Inc.	13,465	678,905
Vodafone Group PLC	27,927	927,735

		3,106,737

Total Common Stocks		206,528,766

CONVERTIBLE SECURITIES — 0.2%
Financial — 0.2%
ZAIS Financial Partners, L.P., 8% Exchangeable Senior Notes, due 11/15/2016	$2,000,000	2,067,500

CORPORATE BONDS & NOTES — 44.6%
Basic Materials — 3.1%
A K Steel Holding Corporation, 7.625%, due 5/15/2020	$3,500,000	3,596,250
IAMGOLD Corporation, 6.75%, due 10/1/2020	$7,500,000	6,937,500
Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	1,578,250
Molycorp, Inc., 10%, due 6/1/2020	$5,000,000	4,475,000
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$150,000	164,063
Resolute Forest Products, Inc., 5.875%, due 5/15/2023	$1,890,000	1,804,950
Thompson Creek Metals Company, Inc., 7.375%, due 6/1/2018	$3,000,000	2,947,500
Verso Paper Holdings LLC, 11.75%, due 1/15/2019	$1,500,000	1,608,750
Vertellus Specialties, Inc., 9.375%, due 10/1/2015	$2,576,000	2,601,760

		25,714,023

Communications — 2.4%
Affinion Group, Inc., 7.875%, due 12/15/2018	$5,500,000	4,881,250
Avaya, Inc., 9%, due 4/1/2019	$4,500,000	4,612,500
Clear Channel Communications, Inc., 9%, due 3/1/2021	$2,000,000	2,075,000
EarthLink Holdings Corp., 8.875%, due 5/15/2019	$3,000,000	3,082,500
Mood Media Corp., 9.25%, due 10/15/2020	$2,500,000	2,225,000
NII International Telecom SCA, 7.875%, due 8/15/2019	$1,800,000	1,498,500
SITEL LLC/Sitel Finance Corp., 11.5%, due 4/1/2018	$1,500,000	1,477,500

		19,852,250

Consumer Cyclical — 3.0%
Automotores Gildemeister SA, 8.25%, due 5/24/2021	$3,000,000	1,950,000
Caesar’s Entertainment Operating Co., Inc., 11.25%, due 6/1/2017	$4,300,000	3,805,500
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$620,000	641,700
Gibson Brands Escrow Corp., 8.875%, due 8/1/2018	$1,000,000	1,015,000
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	4,254,880
GRD Holdings III Corp., 10.75%, due 6/1/2019	$1,000,000	1,115,000
Gymboree Corporation, 9.125%, due 12/1/2018	$1,000,000	605,000
Icon Health & Fitness, Inc., 11.875%, due 10/15/2016	$4,840,000	4,688,750
PF Chang’s China Bistro, Inc., 10.25%, due 6/30/2020	$1,000,000	1,020,000
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$600,000	608,280
UCI International, Inc., 8.625%, due 2/15/19	$5,000,000	4,650,000

		24,354,110

Consumer Non-cyclical — 5.7%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$3,700,000	3,792,500
Aurora Diagnostics Holdings LLC, 10.75%, due 1/15/2018	$500,000	435,000
BioScrip, Inc., 8.875%, due 2/15/2021	$1,000,000	1,023,750
Camposol SA, 9.875%, due 2/2/2017	$1,000,000	1,052,500
DynCorp International, Inc., 10.375%, due 7/1/2017	$5,000,000	5,087,500
Harland Clarke Holdings Corp., 9.25%, due 3/1/2021	$3,450,000	3,471,563
Innovation Ventures LLC, 9.5%, due 8/15/2019	$5,000,000	4,850,000
Lantheus Medical Imaging, Inc., 9.75%, due 5/15/2017	$5,500,000	5,506,875
Roundy’s Supermarkets, Inc., 10.25%, due 12/15/2020	$2,500,000	2,625,000
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$4,500,000	4,556,250
Sun Products Corp., 7.75%, due 3/15/2021	$1,500,000	1,237,500

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
21st Century Oncology, Inc., 8.875%, due 1/15/2017	$5,500,000	$5,500,000
Vantage Oncology LLC, 9.5%, due 6/15/2017	$5,500,000	5,362,500
Virgilino de Oliveira Finance Ltd., 11.75%, due 2/9/2022	$3,000,000	2,310,000

		46,810,938

Energy — 8.1%
Alpha Natural Resources, Inc., 9.75%, due 4/15/2018	$1,000,000	877,500
Alpha Natural Resources, Inc., 6%, due 6/1/2019	$5,000,000	3,400,000
Arch Coal, Inc., 9.875%, due 6/15/2019	$4,000,000	3,080,000
Connacher Oil and Gas Ltd., 8.5%, due 8/1/2019	$5,617,000	4,493,600
Endeavour International Corporation, 12%, due 3/1/2018	$3,000,000	2,685,000
EXCO Resources, Inc., 7.5%, due 9/15/2018	$2,500,000	2,456,250
First Wind Capital LLC, 10.25%, due 6/1/2018	$1,500,000	1,605,000
Forbes Energy Services Ltd., 9%, due 6/15/2019	$3,000,000	3,060,000
Forest Oil Corporation, 7.25%, due 6/15/2019	$5,000,000	5,012,500
Forest Oil Corporation, 7.5%, due 9/15/2020	$800,000	799,040
Halcon Resources Corporation, 9.75%, due 7/15/2020	$1,590,000	1,709,250
Halcon Resources Corporation, 8.875%, due 5/15/2021	$1,500,000	1,563,750
ION Geophysical Corporation, 8.125%, due 5/15/2018	$1,500,000	1,515,000
Lightstream Resources Ltd., 8.625%, due 2/1/2020	$4,500,000	4,680,000
Midstates Petroleum Company, Inc., 10.75%, due 10/1/2020	$1,000,000	1,082,500
Ocean Rig, Inc., 7.25%, due 4/1/2019	$4,000,000	3,870,000
Petroleos de Venezuela S.A., 5%, due 10/28/2015	$1,000,000	943,750
Resolute Energy Corporation, 8.5%, due 5/1/2020	$3,788,000	3,882,700
Samson Investment Company, 9.75%, due 2/15/2020	$3,920,000	3,988,600
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	40,000	1,014,000
Seitel, Inc., 9.5%, due 4/15/2019	$6,200,000	6,556,500
Swift Energy Company, 7.875%, due 3/1/2022	$2,325,000	2,441,250
Venoco, Inc., 8.875%, due 2/15/2019	$4,000,000	3,900,000
Walter Energy, Inc., 9.5%, due 10/15/2019	$1,500,000	1,498,125

		66,114,315

Financial — 7.4%
Affiliated Managers Group, Inc., 6.375% Senior Notes, due 8/15/2042	25,000	629,000
Apollo Investment Corp., 6.625% Senior Notes, due 10/15/2042	30,000	747,000
Apollo Investment Corp., 6.875% Senior Notes, due 7/15/2043	27,000	670,410
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	228,900	5,530,224
Capitala Finance Corp., 7.125% Senior Notes, due 6/16/2021	80,000	2,029,600
CNG Holdings, Inc., 9.375%, due 5/15/2020	$5,500,000	4,400,000
Community Choice Financial, Inc., 10.75%, due 5/1/2019	$500,000	397,500
Creditcorp, 12%, due 7/15/2018	$245,000	260,925
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	53,520	1,319,268
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	160,000	3,894,400
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	120,000	3,145,200
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$6,000,000	5,610,000
ILFC E-Capital Trust II, 6.25%, due 12/21/2065	$4,000,000	4,005,000
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	102,500	2,635,275
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	196,000	4,900,000
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	196,000	4,856,880
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	64,600	1,613,708
Prospect Holding Co. LLC, 10.25%, due 10/1/2018	$2,000,000	1,981,000
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	220,000	5,561,600
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	40,000	970,000
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	40,000	978,000
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	41,458	1,045,571
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	134,000	3,370,100

		60,550,661

Industrial — 3.7%
Aeropuertos Dominicanos Siglo XXI, 9.25%, due 11/13/2019	$4,500,000	4,376,250

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$250,000	$248,750
CEVA Group PLC, 9%, due 9/1/2021	$3,970,000	4,069,250
CHC Helicopter SA, 9.375%, due 6/1/2021	$547,000	577,085
Erickson Air-Crane, Inc., 8.25%, due 5/1/2020	$4,201,000	4,243,010
Euramax International, Inc., 9.5%, due 4/1/2016	$4,500,000	4,432,500
Global Ship Lease, Inc., 10%, due 4/1/2019	$2,405,000	2,537,275
McDermott International, Inc., 8%, due 5/1/2021	$2,000,000	2,050,000
Nuverra Environmental Solutions, Inc., 9.875%, due 4/15/2018	$4,500,000	4,618,125
OAS Financial Ltd., 8.875%, due 4/29/2049	$3,500,000	3,412,500

		30,564,745

Real Estate Investment Trusts — 0.6%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	40,000	987,600
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,475,400
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	80,000	2,110,400

		4,573,400

Structured Notes — 9.9%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,000,000	3,882,800
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 5/12/2020	$3,100,000	3,003,900
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,926,200
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,060,000	3,890,698
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	1,992,400
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	3,857,600
Credit Suisse AG, 10.9% Contingent Coupon Callable Yield Notes, due 4/27/2020	$3,000,000	2,941,500
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 6/17/2020	$3,000,000	3,000,000
Credit Suisse AG, 9.25% Contingent Coupon Callable Yield Notes, due 6/19/2020	$4,500,000	4,500,000
Credit Suisse AG, 9.75% Contingent Coupon Callable Yield Notes, due 6/30/2020	$3,000,000	3,000,000
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 7/10/2020	$2,000,000	1,930,200
Credit Suisse AG Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,694,400
Credit Suisse AG S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,576,400
Goldman Sachs Group, Inc. Autocallable Monthly Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$1,000,000	1,050,870
Goldman Sachs Group, Inc. Callable Monthly Russell 2000 Index-Linked Range Accrual Notes, Variable Rate, due 5/29/2023	$2,000,000	1,957,700
Goldman Sachs Group, Inc. Callable Monthly Index-Linked Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	2,846,040
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	4,137,600
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,102,500
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index,Variable Rate, due 8/30/2028	$3,000,000	2,962,500
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	3,081,900
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$3,000,000	3,253,950
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,904,600
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate,due 11/23/2018	$2,000,000	1,973,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate,due 8/30/2019	$2,000,000	1,925,400
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate,due 9/10/2019	$2,000,000	1,946,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate,due 3/31/2020	$3,000,000	2,892,600

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate,due 5/27/2020	$5,000,000	$4,759,000

		80,990,158

Technology — 0.7%
Rolta LLC, 10.75%, due 5/16/2018	$5,200,000	5,642,000

Total Corporate Bonds & Notes		365,166,600

INVESTMENT COMPANIES — 27.2%
Business Development Companies — 22.8%
Alcentra Capital Corporation	34,400	452,360
American Capital Senior Floating, Ltd.	240,762	3,322,516
Ares Capital Corporation	970,000	16,208,700
Apollo Investment Corporation	1,600,000	13,584,000
BlackRock Kelso Capital Corporation	700,000	6,132,000
Capitala Finance Corp.	460,000	8,487,000
CM Finance, Inc.	126,534	1,695,556
Fidus Investment Corp.	436,801	7,853,682
Fifth Street Finance Corporation	1,300,000	12,571,000
Fifth Street Senior Floating Rate Corp.	190,548	2,640,995
FS Investment Corporation	335,000	3,507,450
Full Circle Capital Corp.	135,144	1,035,203
Garrison Capital, Inc.	377,925	5,385,431
Golub Capital BDC, Inc.	325,000	5,398,250
Harvest Capital Credit Corporation	143,823	2,033,657
Hercules Technology Growth Capital, Inc.	130,000	2,134,600
KCAP Financial, Inc.	473,000	3,731,970
Main Street Capital Corporation	30,000	911,400
Medley Capital Corp.	623,500	7,837,395
Monroe Capital Corporation	280,000	3,721,200
New Mountain Finance Corporation	465,000	6,733,200
PennantPark Floating Rate Capital Ltd.	256,058	3,533,600
PennantPark Investment Corp.	552,000	6,143,760
Prospect Capital Corporation	900,000	9,549,000
Solar Capital Ltd.	565,500	11,140,350
Solar Senior Capital Ltd.	118,350	1,930,289
Stellus Capital Investment Corp.	274,700	3,865,029
TCP Capital Corp.	632,457	10,815,015
THL Credit, Inc.	730,000	9,650,600
TICC Capital Corp.	450,000	4,284,000
Triangle Capital Corporation	115,000	3,054,400
WhiteHorse Finance, Inc.	529,799	7,358,908

		186,702,516

Closed End Funds — 0.4%
Aberdeen Asia-Pacific Income Fund, Inc.	323,000	1,970,300
Helios Multi-Sector High Income Fund, Inc.	48,757	311,557
Managed High Yield Plus Fund, Inc.	259,000	533,540
Oxford Lane Capital Corporation	20,000	327,200
Western Asset Managed High Income Fund, Inc.	63,700	354,172

		3,496,769

Exchange Traded Funds — 3.4%
AdvisorShares Peritus High Yield ETF	379,500	19,722,615
iShares iBoxx $ High Yield Corporate ETF	80,000	7,395,200
SPDR Barclays Capital Short Term High Yield Bond ETF	25,000	759,250

		27,877,065

Money Market Funds — 0.6%
Fidelity Institutional Money Market Portfolio	4,462,751	4,462,751

Total Investment Companies		222,539,101

PREFERRED STOCKS — 2.1%
Financial — 0.8%
CYS Investments, Inc. 7.75% Preferred Series A	40,000	978,000
Discover Financial Services 6.5% Preferred Series B	30,000	762,600
EverBank Financial Corp. 6.75% Preferred Series A	20,000	494,200
Ladenburg Thalmann Financial Services, Inc. 8% Preferred Series A	50,000	1,124,500
Maiden Holdings Ltd. 7.25% Preferred Series B	5,000	235,000
Oxford Lane Capital Corp. 7.5% Preferred	60,000	1,468,800
Oxford Lane Capital Corp. 8.125% Preferred	14,000	355,040
Regions Financial Corp. 6.375% Preferred Series A	30,000	743,100
SunTrust Banks, Inc. 5.875% Preferred Series E	11,990	283,564
Webster Financial Corp. 6.4% Preferred Series E	20,000	493,000

		6,937,804

Industrial — 0.4%
Diana Shipping, Inc. 8.75% Preferred Series B	20,000	527,000
Navios Maritime Holdings, Inc. 8.625% Preferred Series H	37,000	905,353
Navios Maritime Holdings, Inc. 8.75% Preferred	40,000	1,016,000
Seaspan Corporation 7.95% Preferred Series D	20,000	532,800

		2,981,153

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Real Estate Investment Trusts — 0.9%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	40,000	$974,400
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	720,600
Arbor Realty Trust, Inc. 8.25% Preferred Series A	40,000	1,000,000
Five Oaks Investment Corp. 8.75% Preferred	4,000	100,680
Kennedy-Wilson Holdings, Inc. 7.75% Preferred	15,075	386,975
New York Mortgage Trust, Inc. 7.75% Preferred Series B	30,000	711,000
NorthStar Realty Finance Corp. 8.25% Preferred Series B	10,000	250,000
NorthStar Realty Finance Corp. 8.875% Preferred Series C	30,000	766,200
NorthStar Realty Finance Corp. 8.75% Preferred Series E	50,000	1,261,500
Resource Capital Corporation 8.25% Preferred	30,000	725,100
Resource Capital Corporation 8.625% Preferred	10,000	243,800

		7,140,255

Total Preferred Stocks		17,059,212

Total Investments — 99.3% (cost $810,935,766)		813,361,179
Other Assets in Excess of Liabilities — 0.7%		5,720,294

Net Assets — 100.0%		$819,081,473

Cost for federal income tax purposes $810,963,357.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$31,747,741
Excess of tax cost over value	29,349,919

Net Appreciation	$2,397,822

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2014

(Unaudited)

	Principal/ Shares	Value
CORPORATE BONDS & NOTES — 71.7%
Basic Materials — 1.5%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	$205,291
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$40,000	43,750
Vertellus Specialties, Inc., 9.375%, due 10/1/2015	$50,000	50,500

		299,541

Communications — 2.1%
Avaya, Inc., 9%, due 4/1/2019	$100,000	102,500
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	109,000
EarthLink, Inc., 7.375%, due 6/1/2020	$200,000	213,000

		424,500

Consumer Cyclical — 3.5%
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$50,000	51,750
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$300,000	340,500
J. C. Penney Company, Inc., 6.875%, due 10/15/2015	$100,000	100,500
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$200,000	202,760

		695,510

Consumer Non-cyclical — 6.7%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	307,500
DynCorp International, Inc., 10.375%, due 7/1/2017	$300,000	305,250
Simmons Foods, Inc., 10.5%, due 11/1/2017	$200,000	213,750
21st Century Oncology, Inc., 8.875%, due 1/15/2017	$300,000	300,000
Wells Enterprises, Inc., 6.75%, due 2/1/2020	$178,000	186,010

		1,312,510

Energy — 14.0%
Arch Coal, Inc., 9.875%, due 6/15/2019	$100,000	77,000
Compagnie Generale de Geophysique-Veritas, 7.75%, due 5/15/2017	$33,000	33,660
EV Energy Partners L.P., 8%, due 4/15/2019	$400,000	420,000
Forbes Energy Services Ltd., 9%, due 6/15/2019	$300,000	306,000
Forest Oil Corporation, 7.25%, due 6/15/2019	$200,000	200,500
Lightstream Resources Ltd., 8.625%, due 2/1/2020	$225,000	234,000
Linn Energy, LLC, 6.25%, due 11/1/2019	$600,000	612,000
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	8,000	215,360
PetroQuest Energy, Inc., 10%, due 9/1/2017	$400,000	418,000
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	4,000	101,400
Seitel, Inc., 9.5%, due 4/15/2019	$135,000	142,763

		2,760,683

Financial — 29.1%
Ares Capital Corp., 5.875% Senior Notes, due 10/1/2022	12,000	308,760
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	13,000	314,080
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	18,500	456,025
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	5,000	131,050
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$200,000	187,000
GFI Group, Inc., 8.375%, due 7/19/2018	$50,000	61,625
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	12,000	313,560
Horizon Technology Finance Corp. 7.375% Senior Notes, due 3/15/2019	12,000	311,880
JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	437,070
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	14,000	363,859
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	8,000	200,000
Medley Capital Corp., 7.125% Senior Notes, due 3/30/2019	8,375	214,819
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	10,000	247,800
Nationstar Mortgage LLC, 6.5%, due 8/1/2018	$300,000	298,500
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	18,000	449,640
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	10,000	252,800
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	311,818
Stellus Capital Investment Corp., 6.5% Senior Notes, due 4/30/2019	2,000	50,540
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	16,000	403,520
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	16,000	402,400

		5,716,746

Industrial — 4.0%
Seaspan Corporation, 6.375% Senior Notes, due 4/30/2019	4,000	98,640
Tervita Corporation, 8%, due 11/15/2018	$200,000	207,000

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Trinseo Materials Operating SCA, 8.75%, due 2/1/2019	$450,000	$474,750

		780,390

Structured Notes — 9.5%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$100,000	97,070
Credit Suisse AG Callable Yield Notes, Variable Rate, due 3/28/2016	$200,000	194,760
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/21/2016	$200,000	194,360
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$200,000	192,880
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 6/30/2020	$100,000	100,000
JPMorgan Chase Bank, Callable Yield Equity Linked-Notes, Variable Rate due 3/21/2016	$200,000	193,920
JPMorgan Chase Bank, Callable Contingent Interest Notes, Variable Rate, due 8/17/2015	$200,000	199,940
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	206,880
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$100,000	96,820
Societe Generale, Callable Conditional Coupon Notes, 9.35%, due 3/31/2020	$100,000	96,420
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$300,000	285,540

		1,858,590

Technology — 1.3%
BMC Software, Inc., 7.25%, due 6/1/2018	$150,000	150,750
Dell, Inc., 5.65%, due 4/15/2018	$100,000	106,875

		257,625

Total Corporate Bonds & Notes		14,106,095

INVESTMENT COMPANIES — 27.4%
Exchange Traded Funds — 25.1%
AdvisorShares Newfleet Multi-Sector Income ETF	5,800	288,956
AdvisorShares Peritus High Yield ETF	19,000	987,430
iShares iBoxx $ High Yield Corporate Bond ETF	8,150	753,386
Market Vectors Treasury-Hedged High Yield Bond ETF	27,000	676,890
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	8,000	837,760
SPDR Barclays Capital High Yield Bond ETF	12,500	506,875
SPDR Barclays Capital Short Term High Yield Bond ETF	29,600	898,952

		4,950,249

Money Market Funds — 2.3%
Fidelity Institutional Money Market Portfolio	455,635	455,635

Total Investment Companies		5,405,884

Total Investments — 99.1% (cost $19,405,767)		19,511,979
Other Assets in Excess of Liabilities — 0.9%		170,970

Net Assets — 100.0%		$19,682,949

Cost for federal income tax purposes $19,405,767.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$269,690
Excess of tax cost over value	163,478

Net Appreciation	$106,212

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2014

(Unaudited)

	Shares	Value
COMMON STOCKS — 90.3%
Consumer Discretionary — 14.4%
Advance Auto Parts, Inc.	950	$115,055
Brinker International, Inc.	2,300	103,132
Carnival Corporation	3,100	112,282
Delphi Automotive PLC	3,400	227,120
Dollar Tree, Inc.*	1,800	98,046
D.R. Horton, Inc.	5,600	115,920
Esprit Holdings Ltd.*	40,000	122,800
Ethan Allen Interiors, Inc.	3,600	82,512
Fiat S.p.A.*	18,500	177,970
G-III Apparel Group Ltd.*	2,200	170,874
Hasbro, Inc.	2,800	139,888
Hillenbrand, Inc.	3,600	108,180
Home Depot, Inc.	1,800	145,530
ITV plc	3,300	115,698
Las Vegas Sands Corp.	2,600	192,010
Malibu Boats, Inc. Class A*	9,000	173,250
Melco Crown Entetainment Ltd.	3,500	116,200
Nordstrom, Inc.	2,000	138,460
PVH Corp.	1,200	132,216
Scripps Networks Interactive, Inc.	1,700	140,097
Television Broadcasts Limited	12,000	78,360
Tempur-Pedic International, Inc.*	2,500	136,775
TRW Automotive Holdings Corp.*	2,400	245,496
Twenty-First Century Fox, Inc. — Class A	5,400	171,072
Under Armour, Inc.*	3,200	213,600
Volkswagon AG	2,800	129,612
Walt Disney Company	2,000	171,760
Wendy’s Company	23,500	191,525
Wynn Macau, Ltd.	3,200	133,600
Wynn Resorts Limited	950	202,540

		4,401,580

Consumer Staples — 4.6%
Ambev SA	15,500	106,795
Bunge Ltd.	2,300	181,332
Coca-Cola Enterprises, Inc.	3,600	163,620
CVS Caremark Corporation	1,800	137,448
Energizer Holdings, Inc.	900	103,284
Hershey Company	700	61,705
Ingredion, Inc.	1,800	132,534
Lorillard, Inc.	2,400	145,152
Nu Skin Enterprises, Inc.	1,350	79,232
PepsiCo, Inc.	1,400	123,340
Unilever PLC	1,400	60,522
Wal-Mart Stores, Inc.	1,400	103,012

		1,397,976

Energy — 10.4%
Anadarko Petroleum Corporation	1,550	165,618
Apache Corporation	1,600	164,256
Atwood Oceanics, Inc.*	2,300	110,745
Baker Hughes, Inc.	2,100	144,417
ConocoPhillips	2,000	165,000
Devon Energy Corporation	1,800	135,900
Energy Transfer Partners, L.P.	1,036	57,747
Energy XXI (Bermuda) Ltd.	5,850	116,766
Forum Energy Technologies, Inc.*	4,350	144,812
Halliburton Company	2,100	144,879
Helmerich & Payne, Inc.	1,000	106,260
Koninklijke Vopak NV	900	41,751
Marathon Oil Corporation	3,500	135,625
National Oilwell Varco, Inc.	1,700	137,768
Noble Energy, Inc.	2,200	146,278
Noble Corporation	3,000	94,110
NOW, Inc.*	425	13,681
Occidental Petroleum Corporation	1,200	117,252
Phillips 66	2,550	206,831
Rosetta Resources, Inc.*	3,000	153,210
Saipem S.p.A.	10,500	120,960
Schlumberger Ltd.	1,500	162,585
Spectra Energy Corp.	4,500	184,140
Weatherford International Ltd.*	9,800	219,226

		3,189,817

Financials — 21.3%
AEGON N.V.	20,426	165,859
Akbank T.A.S.	8,500	66,725
Allstate Corporation	2,600	151,970
Altisource Residential Corporation	7,000	162,330
American International Group, Inc.	2,100	109,158
Ameriprise Financial, Inc.	1,350	161,460
AXA SA	4,500	103,455
Barclays PLC	4,000	60,720
Berkshire Hathaway, Inc. Class B*	1,200	150,516
BNP Paribas S.A.	950	31,417
Brown & Brown, Inc.	4,000	123,120
Carlyle Group LP	5,700	190,266
Cheung Kong Holdings Limited	2,000	38,060
Chubb Corporation	1,400	121,394
Community Bank System, Inc.	3,800	133,874
Credit Suisse Group AG	6,453	174,876
Discover Financial Services	2,000	122,120
Eaton Vance Corp.	3,900	137,007
Everest Re Group Ltd.	1,000	155,910
Federated Investors, Inc.	4,900	138,278
Franklin Resources, Inc.	2,400	129,960

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Goldman Sachs Group, Inc.	950	$164,227
Hang Lung Group Limited	9,100	48,958
Hartford Financial Services Group, Inc.	5,900	201,544
IBERIABANK Corporation	2,905	190,597
ICICI Bank Limited	3,200	160,064
ING Groep N.V.*	13,000	168,610
Intesa Sanpaolo S.p.A.	2,800	50,064
Invesco Ltd.	4,500	169,335
KB Financial Group, Inc.*	3,000	117,360
KeyCorp	12,000	162,480
Lincoln National Corporation	4,100	214,799
MetLife, Inc.	3,300	173,580
Mitsubishi UFJ Financial Group, Inc.	22,000	129,800
Montpelier Re Holdings Ltd.	4,700	138,791
NASDAQ OMX Group, Inc.	3,350	141,337
Portfolio Recovery Associates, Inc.*	2,000	117,920
Primerica, Inc.	3,900	179,712
Principal Financial Group, Inc.	4,000	198,720
Prudential Financial, Inc.	1,800	156,546
Reinsurance Group of America, Inc.	2,700	216,702
Standard Chartered plc	2,200	46,178
State Street Corporation	2,300	162,012
Travelers Companies, Inc.	1,600	143,296
UBS AG*	1,400	24,038
Validus Holdings, Ltd.	3,200	116,896
Wells Fargo & Company	3,100	157,790
White Mountains Insurance Group Ltd.	190	114,933

		6,494,764

Health Care — 6.0%
Abbott Laboratories	1,500	63,180
AbbVie, Inc.	1,500	78,510
Actavis plc*	532	113,986
Alere, Inc.*	5,300	212,000
Amgen, Inc.	1,200	152,868
Hill-Rom Holdings, Inc.	3,200	126,080
Jazz Pharmaceuticals Plc*	2,000	279,460
Johnson & Johnson	1,500	150,135
Novartis AG	1,700	147,798
Teva Pharmaceutical Industries Ltd.	3,000	160,500
Thermo Fisher Scientific, Inc.	1,900	230,850
UnitedHealth Group, Inc.	1,400	113,470

		1,828,837

Industrials — 13.1%
ABB Limited*	5,100	117,300
ADT Corporation	2,300	80,040
Alliant Techsystems, Inc.	1,000	129,930
Babcock & Wilcox Company	6,000	186,240
Boeing Company	1,500	180,720
CNH Industrial NV*	10,718	98,713
CSX Corporation	4,000	119,680
FedEx Corporation	1,100	161,568
Flowserve Corporation	1,300	96,252
Graco, Inc.	1,500	111,225
Graham Corporation	3,000	90,480
Kaman Corporation	3,800	152,038
KBR, Inc.	3,300	68,178
Kirby Corporation*	1,000	116,460
Koninklijke Philips Electronics N.V.	4,100	126,280
Luxfer Holdings PLC	5,300	100,753
Multi-Color Corporation	4,100	161,417
NIDEC CORPORATION	3,650	59,860
Old Dominion Freight Line, Inc.*	3,200	203,136
Orion Marine Group, Inc.*	10,400	112,424
Owens Corning, Inc.*	3,400	115,770
Precision Castparts Corp.	600	137,280
Regal-Beloit Corporation	450	31,631
Ritchie Bros. Auctioneers, Inc.	5,000	121,100
Scorpio Bulkers, Inc.*	14,000	107,660
Siemens AG	1,000	123,515
Standex International Corporation	2,100	138,495
Stericycle, Inc.*	1,200	141,180
TNT Express NV	3,600	29,016
United Technologies Corporation	1,200	126,180
URS Corporation	2,000	114,540
USG Corporation*	4,300	113,735
Valmont Industries, Inc.	700	101,941
WABCO Holdings, Inc.*	1,300	126,724

		4,001,461

Information Technology — 13.6%
Activision Blizzard, Inc.	9,100	203,658
Aixtron SE*	4,400	59,356
Applied Materials, Inc.	8,800	184,448
ARM Holdings plc	2,500	106,900
Avago Technologies Ltd.	2,600	180,388
Broadcom Corporation	3,300	126,258
Cisco Systems, Inc.	7,500	189,225
Citrix Systems, Inc.*	1,700	115,141
Conversant, Inc.*	4,700	109,839
Corning, Inc.	9,200	180,780
Electronics for Imaging, Inc.*	4,200	185,094
EMC Corporation	5,600	164,080
F5 Networks, Inc.*	1,400	157,626
Ferrovial S.A.	2,100	44,688
Gemalto NV	1,300	63,401
International Business Machines, Inc.	500	95,835

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Jabil Circuit, Inc.	4,600	$91,816
Lam Research Corporation*	3,900	273,000
MagnaChip Semoconductor Corporation*	7,300	102,273
MasterCard, Inc.	2,500	185,375
NetEase, Inc.	2,200	184,888
NICE Systems Limited	2,650	104,781
NXP Semiconductors NV*	3,900	243,165
Proofpoint, Inc.*	3,500	123,445
Teradata Corp.*	2,100	88,536
Total System Services, Inc.	3,500	112,000
Visa, Inc.	800	168,808
VMware, Inc.*	1,400	139,104
WNS Holdings Ltd.*	7,900	159,185

		4,143,093

Materials — 5.4%
Albemarle Corporation	1,800	110,412
Alcoa, Inc.	11,000	180,290
BASF SE	1,600	165,200
BioAmber, Inc.*	4,000	46,440
Crown Holdings, Inc.*	2,650	123,358
Ferro Corporation*	9,900	124,146
International Paper Company	3,400	161,500
Lafarge SA	7,100	136,178
PolyOne Corporation	5,000	189,750
Sigma-Aldrich Corporation	1,000	100,420
Silgan Holdings, Inc.	2,500	123,050
Syngenta AG ADS	950	67,393
Veritiv Corporation*	64	2,555
Vulcan Materials Company	2,100	132,573

		1,663,265

Telecommunication Services — 1.5%
China Mobile Limited	2,100	114,429
8 x 8, Inc.*	15,000	121,200
Telecom Italia S.p.A.*	8,400	95,844
Vivendi SA	5,400	134,676

		466,149

Total Common Stocks		27,586,942

INVESTMENT COMPANIES — 10.2%
Business Development Companies — 0.6%
American Capital, Ltd.*	11,000	166,760

Exchange Traded Funds — 8.4%
iShares Europe ETF	3,000	139,560
iShares India 50 ETF	2,000	59,540
iShares MSCI Austria Capped ETF	2,600	46,436
iShares MSCI Belgium Capped ETF	3,200	53,568
iShares MSCI Brazil Capped ETF	1,500	72,750
iShares MSCI EAFE Value ETF	2,400	137,256
iShares MSCI Emerging Markets Value ETF	2,250	111,623
iShares MSCI France ETF	4,500	122,535
iShares MSCI Germany ETF	1,900	55,385
iShares MSCI Germany Small-Cap ETF	1,150	44,827
iShares MSCI India ETF	2,000	58,060
iShares MSCI Indonesia ETF	2,000	55,480
iShares MSCI Italy Capped ETF	6,900	112,746
iShares MSCI Philippines ETF	2,000	73,180
iShares MSCI South Korea Capped ETF	850	56,185
iShares MSCI Spain Capped ETF	2,700	110,457
iShares MSCI Switzerland Capped ETF	1,350	44,280
iShares MSCI Thailand Capped ETF	850	66,232
iShares MSCI United Kingdom Small-Cap ETF	1,100	44,220
Market Vectors Indonesia Index ETF	2,500	64,725
Market Vectors Poland ETF	4,700	101,316
Market Vectors Vietnam Index ETF	3,800	79,534
Schwab International Equity ETF	5,400	174,366
Schwab International Small-Cap Equity ETF	3,700	122,655
Vanguard FTSE All-World Ex-U.S. Index Fund	3,500	180,320
Vanguard FTSE Emerging Markets ETF	3,500	153,020
Vanguard FTSE Europe ETF	3,000	172,020
WisdomTree Europe SmallCap Dividend Fund	1,000	56,820

		2,569,096

Money Market Funds — 1.2%
Fidelity Institutional Money Market Portfolio	372,974	372,974

Total Investment Companies		3,108,830

Total Investments — 100.5% (cost $22,272,216)		30,695,772
Liabilities in Excess of Other Assets — 0.5%		(141,736)

Net Assets — 100.0%		$30,554,036

Cost for federal income tax purposes $22,272,216.
The aggregate gross unrealized appreciation (depreciation) for allsecurities is as follows:
Excess of value over tax cost	$8,887,005
Excess of tax cost over value	463,449

Net Appreciation	$8,423,556

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2014

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.0%
Growth Funds — 33.9%
API Efficient Frontier Growth Fund*	1,085,094	$15,473,445

Income Funds — 30.9%
API Efficient Frontier Capital Income Fund	299,797	14,063,499

Money Market Funds — 0.9%
Fidelity Institutional Money Market Portfolio	414,600	414,600

Value Funds — 34.3%
API Efficient Frontier Value Fund*	870,052	15,643,542

Total Investments — 100.0% (cost $27,296,549)		45,595,086
Other Assets in Excess of Liabilities — Less Than 0.05%		3,805

Net Assets — 100.0%		$45,598,891

Cost for federal income tax purposes $27,649,075.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$17,975,016
Excess of tax cost over value	29,005

Net Appreciation	$17,946,011

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2014

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $32,454,398, $56,766,961, $810,935,766, $19,405,767, $22,272,216, and $414,600 respectively)	$39,902,439	$72,017,905	$813,361,179	$19,511,979	$30,695,772	$414,600
Investments in affiliated issuers at value (indentified cost of $26,881,949)						45,180,486
Dividends and interest receivable	80,154	35,852	6,889,383	163,571	12,941
Receivable for securities sold		1,764,956	4,320,130
Receivable for shareholder purchases	18,108	34,937	2,407,980	28,323		118,700
Other assets	3,120	14,114	68,918	11,202	13,775	5,427

Total assets	40,003,821	73,867,764	827,047,590	19,715,075	30,722,488	45,719,213

Liabilities
Payable for shareholder redemptions	5,377	29,427	1,253,865		3,826	54,885
Accrued distribution fees	12,351	31,222	475,242	11,776	7,960	32,365
Accrued advisory fees	20,942	64,276	279,653	6,681	24,035	11,911
Accrued accounting service fees	3,518	3,812	8,788	3,336	3,436
Payable for securities purchased		251,264	5,839,386		119,761
Other accrued expenses	10,598	13,546	109,183	10,333	9,434	21,161

Total liabilities	52,786	393,547	7,966,117	32,126	168,452	120,322

Net assets	$39,951,035	$73,474,217	$819,081,473	$19,682,949	$30,554,036	$45,598,891

Shares of beneficial interest (unlimited number of no par value shares authorized (Note 6)
Class A: Shares outstanding	125,157	2,115,457	20,463,741	211,829	1,085,621	303,490

Net asset value per share	$46.08	$14.26	$11.93	$12.78	$17.98	$36.87

Maximum offering price per share	$48.89	$15.13	$12.66	$13.56	$19.08	$39.12

Class L: Shares outstanding	252,284	2,802,116	37,620,002	1,175,966	616,324	879,716

Net asset value per share	$44.89	$12.73	$11.45	$11.87	$16.36	$35.90

Institutional Class: Shares outstanding	487,232	512,729	11,706,284	223,686	51,174	74,415

Net asset value per share	$46.91	$14.93	$12.34	$13.51	$18.49	$38.00

Net assets consist of
Paid-in capital	$31,679,609	$56,708,755	$810,772,037	$22,336,891	$25,312,810	$27,682,102
Undistributed net investment income (loss)	423,217	(210,145)	3,779,850	167,488	(1,950)	(184,785)
Accumulated net realized gain (loss) from security transactions	400,168	1,724,663	2,104,173	(2,927,642)	(3,180,380)	(196,963)
Unrealized appreciation on investments	7,448,041	15,250,944	2,425,413	106,212	8,423,556	18,298,537

Net assets applicable to outstanding shares of beneficial interest	$39,951,035	$73,474,217	$819,081,473	$19,682,949	$30,554,036	$45,598,891

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2014

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Investment Income
Dividends from unaffiliated issures	$837,174	$449,955	$20,437,511	$306,624	$279,108
Dividends from affiliated issures						$151,589
Interest	23,011	392	11,723,436	308,245	139	177

Total income	860,185	450,347	32,160,947	614,869	279,247	151,766

Expenses
Investment advisory fees	116,647	355,050	1,504,082	67,355	134,733	66,520
Distribution fees
Class L	55,552	177,039	1,963,008	69,778	45,520	153,168
Class A	13,438		605,317			29,195
Accounting service fees	21,780	23,386	51,035	20,797	21,333
Transfer agent fees	24,592	30,675	307,644	21,626	20,733	27,073
Custodial fees	2,821	4,373	40,273	2,664	2,948	1,640
Professional fees	7,631	9,881	63,646	6,381	7,098	7,950
Registration fees	32,545	36,262	77,110	30,079	33,077	34,984
Trustee fees	1,271	2,121	25,392	923	1,149	1,564
Insurance	1,558	2,157	22,315	1,100	1,202	1,736
Shareholder reports	1,973	4,109	64,210	1,560	1,316	3,413
Miscellaneous	11,042	15,439	58,964	11,222	12,088	9,308

Total operating expenses	290,850	660,492	4,782,996	233,485	281,197	336,551
Less expenses waived by investment advisor				(28,894)

Net operating expenses	290,850	660,492	4,782,996	204,591	281,197	336,551

Net investment income (loss)	569,335	(210,145)	27,377,951	410,278	(1,950)	(184,785)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issures	400,168	2,079,989	12,891,370	106,775	614,628
Net realized gain (loss) from security transactions in affiliated issures						6,004
Change in unrealized appreciation on investments in unaffiliated issures	1,547,111	(933,076)	(13,513,244)	94,012	1,299,083
Change in unrealized appreciation on investments in affiliated issures						2,044,087

Net realized and unrealized gain (loss) on investments	1,947,279	1,146,913	(621,874)	200,787	1,913,711	2,050,091

Net increase (decrease) in net assets resulting from operations	$2,516,614	$936,768	$26,756,077	$611,065	$1,911,761	$1,865,306

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended July 31, 2014

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$569,335	$(210,145)	$27,377,951	$410,278	$(1,950)	$(184,785)
Net realized gain (loss) from security transactions	400,168	2,079,989	12,891,370	106,775	614,628	6,004
Net change in unrealized appreciation on investments	1,547,111	(933,076)	(13,513,244)	94,012	1,299,083	2,044,087

Increase (decrease) in net assets resulting from operations	2,516,614	936,768	26,756,077	611,065	1,911,761	1,865,306

Distributions
From net investment income:
Class A	(49,590)		(8,158,217)	(77,138)
Class L	(82,795)		(12,969,318)	(314,426)
Institutional Class	(246,615)		(4,241,465)	(54,436)

	(379,000)		(25,369,000)	(446,000)

Change in net assets from Fund share transactions:
Class A	(876)	1,923,415	16,988,071	(653,307)	24,771	(1,274,340)
Class L	294,416	1,289,014	71,341,605	(448,346)	(405,449)	1,210,395
Institutional Class	2,061,821	3,410,204	38,046,610	1,996,486	494,533	1,206,344

Increase (decrease) in net assets resulting from capital share transactions	2,355,361	6,622,633	126,376,286	894,833	113,855	1,142,399

Total increase (decrease) in net assets	4,492,975	7,559,401	127,763,363	1,059,898	2,025,616	3,007,705
Net assets
Beginning of the period	35,458,060	65,914,816	691,318,110	18,623,051	28,528,420	42,591,186

End of period	$39,951,035	$73,474,217	$819,081,473	$19,682,949	$30,554,036	$45,598,891

Undistributed net investment income	$423,217	—	$3,779,850	$167,488	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2014

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$719,881	$(489,924)	$42,135,191	$701,250	$(106,915)	$(301,119)
Net realized gain (loss) from security transactions	625,716	4,519,391	(8,179,890)	(48,440)	1,233,718	284,241
Net change in unrealized appreciation on investments	1,648,037	5,198,354	(14,951,818)	(849,433)	3,194,693	5,173,434

Increase (decrease) in net assets resulting from operations	2,993,634	9,227,821	19,003,483	(196,623)	4,321,496	5,156,556

Distributions
From net investment income:
Class A	(113,275)		(14,283,973)	(123,526)
Class L	(188,040)		(20,836,687)	(440,366)
Institutional Class	(457,211)		(5,953,340)	(13,408)

	(758,526)		(41,074,000)	(577,300)

From realized gain on security transactions:
Class A	(33,203)
Class L	(65,846)
Institutional Class	(112,098)

	(211,147)

Change in net assets from Fund share transactions:
Class A	1,520,256	7,100,121	43,454,968	(512,481)	1,950,634	949,474
Class L	1,321,647	3,993,239	122,225,342	(1,954,658)	(694,717)	1,933,104
Institutional Class	4,220,222	4,149,496	55,746,730	1,021,723	409,754	1,463,294

Increase (decrease) in net assets resulting from capital share transactions	7,062,125	15,242,856	221,427,040	(1,445,416)	1,665,671	4,345,872

Total increase (decrease) in net assets	9,086,086	24,470,677	199,356,523	(2,219,339)	5,987,167	9,502,428
Net assets
Beginning of the year	26,371,974	41,444,139	491,961,587	20,842,390	22,541,253	33,088,758

End of year	$35,458,060	$65,914,816	$691,318,110	$18,623,051	$28,528,420	$42,591,186

Undistributed net investment income	$232,882		$1,770,899	$203,210

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009 (3)
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$43.49	$40.51	$36.79	$36.36	$30.19	$25.85	$42.82

Income from investment operations
Net investment income (1)(4)	0.63	0.95	0.80	0.71	0.42	0.14	0.52
Net realized and unrealized gain (loss) on investments	2.38	3.29	3.59	0.37	6.04	4.33	(15.05)

Total income (loss) from investment operations	3.01	4.24	4.39	1.08	6.46	4.47	(14.53)

Distributions
From net investment income	(0.42)	(0.99)	(0.67)	(0.65)	(0.29)	(0.13)	(0.39)
From net realized gain on security transactions		(0.27)					(2.05)

Total distributions	(0.42)	(1.26)	(0.67)	(0.65)	(0.29)	(0.13)	(2.44)

Net asset value, end of year/period	$46.08	$43.49	$40.51	$36.79	$36.36	$30.19	$25.85

Total return (5)	6.91%	10.51%	12.09%	3.04%	21.39%	17.27%	(33.18)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,768	$5,500	$3,659	$3,779	$4,040	$3,795	$3,551
Ratio of expenses to average net assets (6)(7)	1.64%	1.74%	1.88%	1.92%	2.14%	2.43%	2.40%
Ratio of net investment income to average net assets (6)(7)	2.78%	2.23%	2.13%	1.99%	1.27%	0.72%	1.83%
Portfolio turnover rate (5)	3%	16%	37%	85%	66%	27%	129%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009 (3)
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$42.40	$39.54	$35.96	$35.56	$29.56	$25.34	$42.10

Income from investment operations
Net investment income (1)(4)	0.51	0.72	0.60	0.52	0.25	0.04	0.37
Net realized and unrealized gain (loss) on investments	2.31	3.22	3.49	0.37	5.89	4.23	(14.77)

Total income (loss) from investment operations	2.82	3.94	4.09	0.89	6.14	4.27	(14.40)

Distributions
From net investment income	(0.33)	(0.81)	(0.51)	(0.49)	(0.14)	(0.05)	(0.31)
From net realized gain on security transactions		(0.27)					(2.05)

Total distributions	(0.33)	(1.08)	(0.51)	(0.49)	(0.14)	(0.05)	(2.36)

Net asset value, end of year/period	$44.89	$42.40	$39.54	$35.96	$35.56	$29.56	$25.34

Total return (5)	6.65%	9.98%	11.49%	2.56%	20.79%	16.85%	(33.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,326	$10,417	$8,482	$7,792	$8,510	$7,610	$8,651
Ratio of expenses to average net assets (6)(7)	2.14%	2.24%	2.38%	2.42%	2.64%	2.93%	2.90%
Ratio of net investment income to average net assets (6)(7)	2.28%	1.73%	1.63%	1.49%	0.77%	0.22%	1.33%
Portfolio turnover rate (5)	3%	16%	37%	85%	66%	27%	129%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009 (3)
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$44.24	$41.15	$37.35	$36.89	$30.60	$26.19	$43.34

Income from investment operations
Net investment income (1)(4)	0.76	1.19	1.01	0.91	0.60	0.24	0.68
Net realized and unrealized gain (loss) on investments	2.42	3.35	3.64	0.37	6.14	4.39	(15.29)

Total income (loss) from investment operations	3.18	4.54	4.65	1.28	6.74	4.63	(14.61)

Distributions
From net investment income	(0.51)	(1.18)	(0.85)	(0.82)	(0.45)	(0.22)	(0.49)
From net realized gain on security transactions		(0.27)					(2.05)

Total distributions	(0.51)	(1.45)	(0.85)	(0.82)	(0.45)	(0.22)	(2.54)

Net asset value, end of year/period	$46.91	$44.24	$41.15	$37.35	$36.89	$30.60	$26.19

Total return (5)	7.18%	11.09%	12.63%	3.55%	22.03%	17.63%	(32.93)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,857	$19,541	$14,231	$13,135	$11,636	$7,114	$3,745
Ratio of expenses to average net assets (6)(7)	1.14%	1.24%	1.38%	1.42%	1.64%	1.93%	1.90%
Ratio of net investment income to average net assets (6)(7)	3.28%	2.73%	2.63%	2.49%	1.77%	1.22%	2.33%
Portfolio turnover rate (5)	3%	16%	37%	85%	66%	27%	129%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.99	$11.50	$9.82	$9.85	$7.55	$6.36	$13.93

Income from investment operations
Net investment income (loss) (1)(3)	(0.01)	(0.05)		(0.04)	(0.04)	(0.01)	0.06
Net realized and unrealized gain (loss) on investments	0.28	2.54	1.68	0.01	2.34	1.20	(6.06)

Total income from investment (loss) operations	0.27	2.49	1.68	(0.03)	2.30	1.19	(6.00)

Distributions
From net realized gain on security transactions							(1.57)

Total distributions							(1.57)

Net asset value, end of year/period	$14.26	$13.99	$11.50	$9.82	$9.85	$7.55	$6.36

Total return (4)	1.93%	21.65%	17.11%	(0.30)%	30.46%	18.71%	(41.06)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,159	$27,745	$16,671	$14,582	$12,975	$9,706	$4,221
Ratio of expenses to average net assets (5)(6)	1.36%	1.45%	1.51%	1.58%	1.68%	1.88%	1.94%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.09)%	(0.38)%	0.00%	(0.37)%	(0.48)%	(0.28)%	0.80%
Portfolio turnover rate (4)	29%	50%	56%	37%	35%	25%	99%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.55	$10.42	$8.99	$9.11	$7.05	$5.98	$13.40

Income from investment operations
Net investment loss (1)(3)	(0.07)	(0.16)	(0.09)	(0.12)	(0.12)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	0.25	2.29	1.52		2.18	1.13	(5.84)

Total income (loss) from investment operations	0.18	2.13	1.43	(0.12)	2.06	1.07	(5.85)

Distributions
From net realized gain on security transactions							(1.57)

Total distributions							(1.57)

Net asset value, end of year/period	$12.73	$12.55	$10.42	$8.99	$9.11	$7.05	$5.98

Total return (4)	1.43%	20.44%	15.91%	(1.32)%	29.22%	17.89%	(41.62)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,659	$33,954	$24,773	$22,728	$28,348	$25,269	$25,772
Ratio of expenses to average net assets (5)(6)	2.36%	2.45%	2.51%	2.58%	2.68%	2.88%	2.94%
Ratio of net investment loss to average net assets (5)(6)	(1.09)%	(1.38)%	(1.00)%	(1.37)%	(1.48)%	(1.28)%	(0.20)%
Portfolio turnover rate (4)	29%	50%	56%	37%	35%	25%	99%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Period Ended January 31, 2014 *

For a share outstanding throughout each period
Net asset value, beginning of period	$14.65	$13.00

Income from investment operations
Net investment loss (1)(2)	(0.01)	(0.04)
Net realized and unrealized gain on investments	0.29	1.69

Total income from investment operations	0.28	1.65

Net asset value, end of period	$14.93	$14.65

Total return (3)	1.91%	12.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,656	$4,216
Ratio of expenses to average net assets (4)(5)	1.36%	1.45%
Ratio of net investment loss to average net assets (4)(5)	(0.09)%	(0.38)%
Portfolio turnover rate (3)	29%	50%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.87	$12.24	$11.18	$11.90	$11.24	$9.20	$10.27

Income from investment operations
Net investment income (1)(3)	0.45	0.83	0.84	0.79	0.94	0.69	0.66
Net realized and unrealized gain (loss) on investments	0.01	(0.41)	1.00	(0.72)	0.62	2.00	(1.11)

Total income (loss) from investment operations	0.46	0.42	1.84	0.07	1.56	2.69	(0.45)

Distributions
From net investment income	(0.40)	(0.79)	(0.78)	(0.79)	(0.90)	(0.65)	(0.62)

Total distributions	(0.40)	(0.79)	(0.78)	(0.79)	(0.90)	(0.65)	(0.62)

Net asset value, end of year/period	$11.93	$11.87	$12.24	$11.18	$11.90	$11.24	$9.20

Total return (4)	3.92%	3.58%	17.09%	0.69%	14.35%	30.00%	(3.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$244,039	$226,003	$189,833	$69,653	$36,202	$13,255	$1,276
Ratio of expenses to average net assets (5)(6)	1.09%	1.12%	1.24%	1.56%	1.71%	1.20%	1.88%
Ratio of net investment income to average net assets (5)(6)	7.45%	6.93%	7.20%	7.02%	8.00%	9.47%	7.76%
Portfolio turnover rate (4)	28%	59%	40%	86%	42%	33%	92%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.41	$11.81	$10.82	$11.54	$10.92	$8.96	$10.02

Income from investment operations
Net investment income (1)(3)	0.40	0.74	0.76	0.74	0.88	0.59	0.55
Net realized and unrealized gain (loss) on investments	0.02	(0.40)	0.97	(0.69)	0.60	1.96	(1.07)

Total income (loss) from investment operations	0.42	0.34	1.73	0.05	1.48	2.55	(0.52)

Distributions
From net investment income	(0.38)	(0.74)	(0.74)	(0.77)	(0.86)	(0.59)	(0.54)

Total distributions	(0.38)	(0.74)	(0.74)	(0.77)	(0.86)	(0.59)	(0.54)

Net asset value, end of year/period	$11.45	$11.41	$11.81	$10.82	$11.54	$10.92	$8.96

Total return (4)	3.67%	3.02%	16.62%	0.50%	14.05%	29.06%	(4.12)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$430,628	$359,011	$248,675	$83,596	$46,927	$30,042	$19,411
Ratio of expenses to average net assets (5)(6)	1.59%	1.62%	1.68%	1.81%	1.96%	2.20%	2.88%
Ratio of net investment income to average net assets (5)(6)	6.95%	6.43%	6.76%	6.77%	7.80%	8.47%	6.76%
Portfolio turnover rate (4)	28%	59%	40%	86%	42%	33%	92%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,			For the Period Ended January 31, 2011 (2)
		2014	2013	2012
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.26	$12.61	$11.49	$12.19	$12.00

Income from investment operations
Net investment income (1)(3)	0.49	0.91	0.94	0.90	0.88
Net realized and unrealized gain (loss) on investments	0.02	(0.42)	1.02	(0.74)	0.11

Total income from investment operations	0.51	0.49	1.96	0.16	0.99

Distributions
From net investment income	(0.43)	(0.84)	(0.84)	(0.86)	(0.80)

Total distributions	(0.43)	(0.84)	(0.84)	(0.86)	(0.80)

Net asset value, end of year/period	$12.34	$12.26	$12.61	$11.49	$12.19

Total return (4)	4.20%	4.09%	17.71%	1.49%	8.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$144,414	$106,305	$53,454	$9,764	$5,756
Ratio of expenses to average net assets (5)(6)	0.59%	0.62%	0.68%	0.81%	0.96%
Ratio of net investment income to average net assets (5)(6)	7.95%	7.43%	7.76%	7.77%	8.80%
Portfolio turnover rate (4)	28%	59%	40%	86%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was April 1, 2010.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2014 (Unaudited)		For the Year Ended January 31,					For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
			2014		2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.65		$13.07		$12.46	$12.40	$10.39	$8.98	$16.84

Income from investment operations
Net investment income (1)(3)	0.32		0.55		0.34	0.11	0.01	0.07	0.11
Net realized and unrealized gain (loss) on investments	0.14		(0.52)		0.55	(0.05)	2.08	1.41	(7.46)

Total income (loss) from investment operations	0.46		0.03		0.89	0.06	2.09	1.48	(7.35)

Distributions
From net investment income	(0.33)		(0.45)		(0.28)		(0.08)	(0.07)
From net realized gain on security transactions									(0.51)

Total distributions	(0.33)		(0.45)		(0.28)		(0.08)	(0.07)	(0.51)

Net asset value, end of year/period	$12.78		$12.65		$13.07	$12.46	$12.40	$10.39	$8.98

Total return (4)	3.63%		0.26%		7.19%	0.48%	20.09%	16.43%	(43.21)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,708		$3,322		$3,986	$4,115	$3,653	$3,303	$2,918
Ratio of expenses to average net assets (5)(6)	1.40	% (7)	1.30	% (7)	1.47%	1.53%	1.69%	1.82%	1.77%
Ratio of net investment income to average net assets (5)(6)	4.99%		4.36%		2.62%	0.91%	0.13%	1.02%	1.03%
Portfolio turnover rate (4)	19%		103%		62%	244%	122%	21%	75%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.70% and 1.59%, respectively.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2014 (Unaudited)		For the Year Ended January 31					For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
			2014		2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.77		$12.20		$11.66	$11.72	$9.86	$8.54	$16.22

Income from investment operations
Net investment income (loss) (1)(3)	0.24		0.40		0.19	(0.01)	(0.09)
Net realized and unrealized gain (loss) on investments	0.13		(0.49)		0.52	(0.05)	1.95	1.33	(7.17)

Total income from investment operations	0.37		(0.09)		0.71	(0.06)	1.86	1.33	(7.17)

Distributions
From net investment income	(0.27)		(0.34)		(0.17)		(0.00)†	(0.01)
From net realized gain on security transactions									(0.51)

Total distributions	(0.27)		(0.34)		(0.17)		(0.00)†	(0.01)	(0.51)

Net asset value, end of year/period	$11.87		$11.77		$12.20	$11.66	$11.72	$9.86	$8.54

Total return (4)	3.14%		(0.72)%		6.10%	(0.51)%	18.88%	15.58%	(43.76)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,954		$14,282		$16,856	$17,651	$17,190	$17,008	$16,417
Ratio of expenses to average net assets (5)(6)	2.40	% (7)	2.30	% (7)	2.47%	2.53%	2.69%	2.82%	2.77%
Ratio of net investment income (loss) to average net assets (5)(6)	3.99%		3.40%		1.62%	(0.09)%	(0.87)%	0.02%	0.03%
Portfolio turnover rate (4)	19%		103%		62%	244%	122%	21%	75%

†	Amount less than $0.005.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by investment advisor, the ratio of expenses to average net assets would have been 2.70% and 2.59%, respectively.

The accompanying notes are an integral part of these financial statements.

API CORE INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2014	For the Period Ended
	(Unaudited)	January 31, 2014 *
For a share outstanding throughout each period
Net asset value, beginning of period	$13.35	$13.50

Income from investment operations
Net investment income (1)(2)	0.34	0.43
Net realized and unrealized loss on investments	0.15	(0.28)

Total income (loss) from investment operations	0.49	0.15

Distributions
From net investment income	(0.33)	(0.30)

Total distributions	(0.33)	(0.30)

Net asset value, end of period	$13.51	$13.35

Total return (3)	3.67%	1.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,021	$1,019
Ratio of expenses to average net assets (4)(5)	1.40%	1.30	%(6)
Ratio of net investment income (loss) to average net assets (4)(5)	4.99%	4.91%
Portfolio turnover rate (3)	19%	103%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.70% and 1.59%, respectively.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$16.81	$14.05	$12.67	$12.99	$10.33	$8.48	$16.56

Income from investment operations
Net investment income (loss) (1)(3)	0.03	(0.01)	0.02	0.02	0.02		0.11
Net realized and unrealized gain (loss) on investments	1.14	2.77	1.36	(0.34)	2.64	1.92	(7.95)

Total income from investment operations	1.17	2.76	1.38	(0.32)	2.66	1.92	(7.84)

Distributions
From net investment income						(0.07)
From net realized gain on security transactions							(0.24)

Total distributions						(0.07)	(0.24)

Net asset value, end of year/period	$17.98	$16.81	$14.05	$12.67	$12.99	$10.33	$8.48

Total return (4)	6.96%	19.64%	10.89%	(2.46)%	25.75%	22.60%	(47.18)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,523	$18,240	$13,556	$13,579	$11,962	$7,838	$4,832
Ratio of operating expenses to average net assets (5)(6)	1.57%	1.58%	1.64%	1.59%	1.72%	1.93%	1.93%
Ratio of net investment income (loss) to average net assets (5)(6)	0.29%	(0.09)%	0.15%	0.16%	0.16%	0.00%	1.11%
Portfolio turnover rate (4)	5%	25%	95%	52%	58%	32%	120%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)	For the Year Ended May 31, 2009
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.37	$12.95	$11.79	$12.19	$9.79	$8.05	$15.89

Income from investment operations
Net investment income (loss) (1)(3)	(0.05)	(0.14)	(0.09)	(0.09)	(0.08)	(0.06)	0.02
Net realized and unrealized gain (loss) on investments	1.04	2.56	1.25	(0.31)	2.48	1.82	(7.62)

Total income (loss) from investment operations	0.99	2.42	1.16	(0.40)	2.40	1.76	(7.60)

Distributions
From net investment income						(0.02)
From net realized gain on security transactions							(0.24)

Total distributions						(0.02)	(0.24)

Net asset value, end of year/period	$16.36	$15.37	$12.95	$11.79	$12.19	$9.79	$8.05

Total return (4)	6.44%	18.69%	9.84%	(3.28)%	24.51%	21.83%	(47.67)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,085	$9,868	$8,986	$9,405	$15,147	$13,969	$14,763
Ratio of operating expenses to average net assets (5)(6)	2.47%	2.48%	2.54%	2.49%	2.62%	2.83%	2.83%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.61)%	(0.99)%	(0.75)%	(0.74)%	(0.74)%	(0.90)%	0.21%
Portfolio turnover rate (4)	5%	25%	95%	52%	58%	32%	120%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Period Ended January 31, 2014 *

For a share outstanding throughout each period
Net asset value, beginning of period	$17.29	$15.50

Income from investment operations
Net investment income (loss) (1)(2)	0.03	(0.03)
Net realized and unrealized gain on investments	1.17	1.82

Total income from investment operations	1.20	1.79

Net asset value, end of period	$18.49	$17.29

Total return (3)	6.94%	11.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$946	$420
Ratio of operating expenses to average net assets (4)(5)	1.57%	1.58%
Ratio of net investment income (loss) to average net assets (4)(5)	0.29%	(0.26)%
Portfolio turnover rate (3)	5%	25%

*	Commencement of operations was June 1, 2013.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$35.24	$30.39	$27.14	$27.41	$22.13	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.09)	(0.16)	(0.14)	(0.13)	(0.24)	(0.32)
Net realized and unrealized gain (loss) on investments	1.72	5.01	3.39	(0.14)	5.52	7.45

Total income (loss) from investment operations	1.63	4.85	3.25	(0.27)	5.28	7.13

Net asset value, end of year/period	$36.87	$35.24	$30.39	$27.14	$27.41	$22.13

Total return (4)	4.63%	15.96%	11.97%	(0.99)%	23.86%	47.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,190	$11,907	$9,488	$11.389	$9,407	$3,035
atio of expenses to average net assets (5)(6)	1.20%	1.23%	1.22%	1.23%	1.45%	2.47%
Ratio of net investment loss to average net assets (5)(6)	(0.51)%	(0.47)%	(0.49)%	(0.49)%	(0.96)%	(1.74)%
Portfolio turnover rate (4)	1%	3%	7%	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Year Ended January 31,				For the Period Ended January 31, 2010 (2)
		2014	2013	2012	2011
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$34.40	$29.81	$26.76	$27.16	$22.03	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.18)	(0.32)	(0.27)	(0.26)	(0.36)	(0.42)
Net realized and unrealized gain (loss) on investments	1.68	4.91	3.32	(0.14)	5.49	7.45

Total income (loss) from investment operations	1.50	4.59	3.05	(0.40)	5.13	7.03

Net asset value, end of year/period	$35.90	$34.40	$29.81	$26.76	$27.16	$22.03

Total return (4)	4.36%	15.40%	11.40%	(1.47)%	23.29%	46.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,581	$29,125	$23,601	$21,280	$18,708	$13,574
Ratio of expenses to average net assets (5)(6)	1.70%	1.73%	1.72%	1.73%	1.95%	2.97%
Ratio of net investment income to average net assets (5)(6)	(1.01)%	(0.97)%	(0.99)%	(0.99)%	(1.46)%	(2.24)%
Portfolio turnover rate (4)	1%	3%	7%	16%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Period Ended July 31, 2014 (Unaudited)	For the Period Ended January 31, 2014 *

For a share outstanding throughout each period
Net asset value, beginning of period	$36.23	$33.00

Income from investment operations
Net investment income (loss) (1)(2)	0.00 †	0.03
Net realized and unrealized gain on investments	1.77	3.20

Total income (loss) from investment operations	1.77	3.23

Net asset value, end of period	$38.00	$36.23

Total return (3)	4.89%	9.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,828	$1,560
Ratio of expenses to average net assets (4)(5)	0.70%	0.73%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.01)%	0.13%
Portfolio turnover rate (3)	1%	3%

*	Commencement of operations was June 1, 2013.

†	Amount less than $0.005.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2014

(Information as of and for the six months ended July 31, 2014 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Core Income Fund’s investment objective is maximum total return from capital growth and income. The Core Income Fund invests primarily in corporate bonds, structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or,

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2014, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$35,178,747	$—	$—	$35,178,747
Corporate Bonds & Notes	—	499,162	—	499,162
Investment Companies	4,224,530	—	—	4,224,530

Total	$39,403,277	$499,162	$—	$39,902,439

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$64,439,395	$—	$—	$64,439,395
Investment Companies	7,578,510	—	—	7,578,510

Total	$72,017,905	$—	$—	$72,017,905

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$206,528,766	$—	$—	$206,528,766
Convertible Securities	2,067,500	—	—	2,067,500
Corporate Bonds & Notes	—	365,166,600	—	365,166,600
Investment Companies	222,539,101	—	—	222,539,101
Preferred Stocks	17,059,212	—	—	17,059,212

Total	$448,194,579	$365,166,600	$—	$813,361,179

Core Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Corporate Bonds & Notes	$—	$14,106,095	$—	$14,106,095
Investment Companies	5,405,884	—	—	5,405,884

Total	$5,405,884	$14,106,095	$—	$19,511,979

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$27,586,942	$—	$—	$27,586,942
Investment Companies	3,108,830	—	—	3,108,830

Total	$30,695,772	$—	$—	$30,695,772

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies	$45,595,086	$—	$—	$45,595,086

There were no transfers into or out of Levels 1 and 2 during the current period presented. Transfers are recognized at the end of the reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

of the Income Fund; .70% of the average daily net assets of the Core Income Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund. During the six months ended July 31, 2014, the Advisor voluntarily waived $28,894 of fees for the Core Income Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the six months ended July 31, 2014, the Advisor received $21,780, $23,386, $51,035, $20,797, and $21,333 from the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund, and Value Fund, respectively. The Advisor does not currently charge administrative services and accounting services fees for the Master Allocation Fund.

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A Shares of the Capital Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class A Shares of the Income Fund and Master Allocation Fund pay a fee of 0.50% of each Class A shares’ average daily net assets for distribution fees. Class L Shares of the Capital Income Fund, Growth Fund, Income Fund, Core Income Fund and Master Allocation Fund pay a fee of 1.00% of each Class L Shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class L Shares of the Value Fund pay a fee of 0.90% of the Class L Shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees.

6.	Investment Activity

For the six months ended July 31, 2014, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$3,704,942	$1,047,473	$—	$—
Growth Fund	25,733,751	20,725,838	—	—
Income Fund	331,200,083	207,196,230	—	—
Core Income Fund	4,248,657	3,625,289	—	—
Value Fund	1,794,064	1,444,245	—	—
Master Allocation Fund	1,540,000	525,000	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Fund Share Transactions

Share transactions for the period ended July 31, 2014 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	1,064,562	42,807	(1,108,245)	(876)	23,225	924	(25,457)	(1,308)
Class L	911,878	78,035	(695,497)	294,416	20,329	1,734	(15,468)	6,595
Institutional Class	3,201,282	82,587	(1,222,048)	2,061,821	69,564	1,752	(25,828)	45,488
Growth Fund:
Class A	4,391,970	—	(2,468,555)	1,923,415	303,414	—	(171,074)	132,340
Class L	4,692,652	—	(3,403,638)	1,289,014	363,004	—	(266,308)	96,696
Institutional Class	4,290,727	—	(880,523)	3,410,204	283,051	—	(58,044)	225,007
Income Fund:
Class A	52,739,513	5,296,623	(41,048,065)	16,988,071	4,373,865	440,081	(3,392,930)	1,421,016
Class L	92,779,804	10,201,559	(31,639,758)	71,341,605	8,009,220	882,403	(2,736,503)	6,155,120
Institutional Class	51,274,103	3,672,230	(16,899,723)	38,046,610	4,101,393	295,056	(1,358,736)	3,037,713
Core Income Fund:
Class A	445,013	74,047	(1,172,367)	(653,307)	34,568	5,781	(91,087)	(50,738)
Class L	1,872,903	301,935	(2,623,184)	(448,346)	156,669	25,365	(219,613)	(37,579)
Institutional Class	1,942,177	54,309	—	1,996,486	143,362	4,002	—	147,364
Value Fund:
Class A	916,771	—	(892,000)	24,771	50,912	—	(50,102)	810
Class L	518,567	—	(924,016)	(405,449)	31,999	—	(57,879)	(25,880)
Institutional Class	494,533	—	—	494,533	26,864	—	—	26,864
Master Allocation Fund:
Class A	1,033,026	—	(2,307,366)	(1,274,340)	28,165	—	(62,511)	(34,346)
Class L	4,443,418	—	(3,233,023)	1,210,395	122,978	—	(89,853)	33,125
Institutional Class	1,264,999	—	(58,655)	1,206,344	32,904	—	(1,535)	31,369

At July 31, 2014, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$5,767,826	$30,159,219	$244,038,600	$2,707,562	$19,522,984	$11,189,765
Class L	11,326,134	35,659,483	430,628,423	13,954,320	10,084,649	31,581,423
Institutional Class	22,857,075	7,655,515	144,414,450	3,021,067	946,403	2,827,703

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Fund Share Transactions, continued

Share transactions for the period ended January 31, 2014 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$1,722,664	$135,889	$(338,297)	$1,520,256	40,860	3,125	(7,839)	36,146
Class L	2,486,363	236,927	(1,401,643)	1,321,647	59,169	5,572	(33,555)	31,186
Institutional Class	4,778,703	161,322	(719,803)	4,220,222	108,878	3,651	(16,606)	95,923
Growth Fund:
Class A	9,432,304	—	(2,332,183)	7,100,121	720,961	—	(187,261)	533,700
Class L	7,847,250	—	(3,854,011)	3,993,239	655,385	—	(327,101)	328,284
Institutional Class	4,290,926	—	(141,432)	4,149,494	297,211	—	(9,489)	287,722
Income Fund:
Class A	106,455,310	9,358,714	(72,359,056)	43,454,968	8,836,808	784,282	(6,088,172)	3,532,918
Class L	171,940,678	16,361,672	(66,077,008)	122,225,342	14,754,858	1,425,721	(5,779,960)	10,400,619
Institutional Class	90,714,011	5,179,005	(40,146,286)	55,746,730	7,323,394	422,077	(3,314,664)	4,430,807
Core Income Fund:
Class A	1,181,493	121,022	(1,814,996)	(512,481)	91,995	9,540	(143,966)	(42,431)
Class L	1,789,184	426,510	(4,170,352)	(1,954,658)	149,521	36,121	(353,858)	(168,216)
Institutional Class	1,007,702	14,021	—	1,021,723	75,257	1,065	—	76,322
Value Fund:
Class A	2,469,961	—	(519,327)	1,950,634	155,062	—	(34,990)	120,072
Class L	1,218,206	—	(1,912,923)	(694,717)	82,363	—	(133,767)	(51,404)
Institutional Class	409,754	—	—	409,754	24,310	—	—	24,310
Master Allocation Fund:
Class A	2,789,175	—	(1,839,701)	949,474	82,331	—	(56,702)	25,629
Class L	7,316,314	—	(5,383,210)	1,933,104	224,402	—	(169,446)	54,956
Institutional Class	1,681,475	—	(218,181)	1,463,294	49,029	—	(5,983)	43,046

At January 31, 2014, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Core Income Fund	Value Fund	Master Allocation Fund
Class A	$5,499,935	$27,744,727	$226,002,612	$3,321,964	$18,239,642	$11,906,977
Class L	10,417,081	33,954,426	359,010,980	14,282,153	9,868,411	29,124,514
Institutional Class	19,541,044	4,215,663	106,304,518	1,018,934	420,367	1,559,695

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Capital Loss Carryovers

At July 31, 2014, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year	Carryover Character
Growth Fund	$355,326	2018
Income Fund	94,584	2015
	72,379	2017
	62,313	2018
	10,530,330	N/A	Short-Term
Core Income Fund	2,748,584	2018
Value Fund	3,795,008	2018

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in the fiscal year ended January 31, 2012 and beyond retain their character, short-term or long-term, have no expiration date, and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

9.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

10.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the period ended July 31, 2014 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2014	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2014	Value 7/31/2014	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	301,978	—	(2,181)	299,797	$14,063,499	$151,589	$1,134
API Growth Fund	1,037,600	69,939	(22,445)	1,085,094	15,473,445	—	5,790
API Value Fund	847,106	28,693	(5,747)	870,052	15,643,542	—	(920)

Total	2,186,684	98,632	(30,373)	2,254,943	$45,180,486	$151,589	$6,004

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2014 to July 31, 2014.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 7/31/2014	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.64%
Actual	$1,000.00	$1,069.10	$8.41
Hypothetical (5% return before expenses)	1,000.00	1,016.66	8.20
Class L				2.14%
Actual	1,000.00	1,066.50	10.96
Hypothetical (5% return before expenses)	1,000.00	1,014.18	10.69
Institutional Class				1.14%
Actual	1,000.00	1,071.80	5.86
Hypothetical (5% return before expenses)	1,000.00	1,019.14	5.71

Growth Fund
Class A				1.36%
Actual	1,000.00	1,019.30	6.81
Hypothetical (5% return before expenses)	1,000.00	1,018.05	6.80
Class L				2.36%
Actual	1,000.00	1,014.30	11.79
Hypothetical (5% return before expenses)	1,000.00	1,013.09	11.78
Institutional Class				1.36%
Actual	1,000.00	1,019.10	6.81
Hypothetical (5% return before expenses)	1,000.00	1,018.05	6.80

Income Fund
Class A				1.09%
Actual	1,000.00	1,039.20	5.51
Hypothetical (5% return before expenses)	1,000.00	1,019.39	5.46
Class L				1.59%
Actual	1,000.00	1,036.70	8.03
Hypothetical (5% return before expenses)	1,000.00	1,016.91	7.95
Institutional Class				0.59%
Actual	1,000.00	1,042.00	2.99
Hypothetical (5% return before expenses)	1,000.00	1,021.87	2.96

Core Income Fund
Class A				1.40%
Actual	1,000.00	1,036.30	7.07
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00
Class L				2.40%
Actual	1,000.00	1,031.40	12.09
Hypothetical (5% return before expenses)	1,000.00	1,012.89	11.98
Institutional Class				1.40%
Actual	1,000.00	1,036.70	7.07
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00

Value Fund
Class A				1.57%
Actual	1,000.00	1,069.60	8.06
Hypothetical (5% return before expenses)	1,000.00	1,017.01	7.85
Class L				2.47%
Actual	1,000.00	1,064.40	12.64
Hypothetical (5% return before expenses)	1,000.00	1,012.55	12.33
Institutional Class				1.57%
Actual	1,000.00	1,069.40	8.06
Hypothetical (5% return before expenses)	1,000.00	1,017.01	7.85

	Beginning Account Value	Ending Account Value 7/31/2014	Expenses Paid * During the Period	Annualized Expense Ratio

Master Allocation Fund
Class A				1.20%
Actual	$1,000.00	$1,046.30	$6.09
Hypothetical (5% return before expenses)	1,000.00	1,018.84	6.01
Class L				1.70%
Actual	1,000.00	1,043.60	8.61
Hypothetical (5% return before expenses)	1,000.00	1,016.36	8.50
Institutional Class				0.70%
Actual	1,000.00	1,048.90	3.56
Hypothetical (5% return before expenses)	1,000.00	1,021.32	3.51

*	The dollar amounts shown as “Expenses Paid” are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, renewed for an additional year an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on March 26, 2014. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by the Advisor; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under each Advisory Agreement; (7) the performance of each Fund as compared to comparable funds and an appropriate benchmark; (8) “fall-out” benefits to the Advisor, if any (i.e., ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis of how performance and fees for each Fund compare to comparable funds and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

At the meeting, representatives from the Advisor presented additional information to help the Board evaluate the Advisor’s fees and other aspects of each Advisory Agreement. Among other things, the representatives presented an overview of the Advisor, including its history, track record, investment approach and processes, and personnel. The Board then discussed the written materials that the Board received before the meeting and the Advisor’s oral presentation, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of each Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Advisor.

The Board considered the fees payable by the Funds under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board considered the information provided and concluded that such profits were not excessive. The Board also examined the fees paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund. The Board concluded that the advisory fees were the result of arm’s length negotiations, appeared reasonable in light of the services rendered, and were within the range of aggregate advisory fees received by the advisors of the respective comparable funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and whether fee levels reflected such economies of scale.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

The Board also considered each Fund’s performance compared to benchmark indices and other comparable funds for various trailing periods. The Advisor provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, focusing on each Fund’s investment approach and general economic factors. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of the Funds as well as expected diversification and volatility targets. Based on this information, the Board concluded that each Fund’s performance was reasonable as compared to its relevant benchmarks and was satisfied with the investment results that Adviser had been able to achieve for each Fund.

Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Funds were likely to benefit from the nature, extent and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under each Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable in light of all the facts and circumstances considered; (4) the performance for each Fund was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the separate concurrence of the Independent Trustees, approved the Advisory Agreements for each Fund for another year.

Other	Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: October 3, 2014

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 3, 2014

/s/ David D. Basten
David D. Basten
President

Date: October 3, 2014

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer